UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 1,014.50	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,013.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class B	1.69%
Actual		$ 1,000.00	$ 1,011.10	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class C	1.75%
Actual		$ 1,000.00	$ 1,010.70	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,014.80	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.4	18.4
Japan Government	2.6	2.1
German Federal Republic	2.2	0.1
Ginnie Mae guaranteed REMIC pass-thru certificates	1.9	1.7
Freddie Mac	1.7	1.6
	22.8
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.2	10.4
Financials	11.0	10.0
Energy	7.6	6.2
Telecommunication Services	5.4	5.5
Industrials	4.9	4.9
Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations† 20.5%	U.S. Government and U.S. Government Agency Obligations† 24.6%
AAA,AA,A 10.2%	AAA,AA,A 9.9%
BBB 8.6%	BBB 10.1%
BB 20.7%	BB 17.6%
B 19.2%	B 17.2%
CCC,CC,C 6.4%	CCC,CC,C 6.5%
D 0.0%*	D 0.0%
Not Rated 5.3%	Not Rated 4.2%
Equities 5.7%	Equities 5.3%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 4.6%

† Includes NCUA Guaranteed Notes.
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*	As of December 31, 2014**
Preferred Securities 3.1%	Preferred Securities 2.5%
Corporate Bonds 43.2%	Corporate Bonds 39.0%
U.S. Government and U.S. Government Agency Obligations† 20.5%	U.S. Government and U.S. Government Agency Obligations† 24.6%
Foreign Government & Government Agency Obligations 16.5%	Foreign Government & Government Agency Obligations 18.1%
Bank Loan Obligations 7.5%	Bank Loan Obligations 5.8%
Stocks 5.7%	Stocks 5.3%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 4.6%

* Foreign investments	35.1%	** Foreign investments	33.9%
* Futures and Swaps	1.6%	** Futures and Swaps	1.8%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.1%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$ 870	$ 600
Nonconvertible Bonds - 43.1%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		1,015	1,061
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (c)(g)(l)		2,134	192
Chassix, Inc. 9.25% 8/1/18 (c)(g)		7,635	6,872
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,562
6% 9/15/23		3,475	3,625
6.75% 2/15/21		1,400	1,467
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,600	2,645
Delphi Corp. 5% 2/15/23		9,005	9,590
Exide Technologies 11% 4/30/20		835	704
International Automotive Components Group SA 9.125% 6/1/18 (g)		5,245	5,350
Lear Corp. 4.75% 1/15/23		6,305	6,210
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(l)		2,965	3,124
6.75% 11/15/22 pay-in-kind (g)(l)		3,940	4,255
Tenneco, Inc. 6.875% 12/15/20		6,205	6,453
			55,110
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21		7,620	8,306
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,168
			10,474
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)		1,500	1,526
LKQ Corp. 4.75% 5/15/23		1,090	1,040
			2,566
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (g)(l)		23,025	21,471
Hotels, Restaurants & Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (g)		1,760	1,412
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	19,840	5,943
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)		$ 26,325	$ 19,744
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,566
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,300
6% 6/1/25 (g)		8,495	8,622
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,850	1,899
4.875% 11/1/20		4,845	4,930
5.375% 11/1/23		3,845	3,951
Graton Economic Development Authority 9.625% 9/1/19 (g)		10,505	11,329
Landry's Acquisition Co. 9.375% 5/1/20 (g)		905	971
LTF Merger Sub, Inc. 8.5% 6/15/23 (g)		4,280	4,130
MCE Finance Ltd. 5% 2/15/21 (g)		5,750	5,463
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(l)		2,333	2,336
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,463
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		1,135	1,135
Playa Resorts Holding BV 8% 8/15/20 (g)		4,750	4,916
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,360
Scientific Games Corp. 10% 12/1/22		4,455	4,266
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)		7,515	7,684
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (c)(g)		390	0
			102,420
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		3,165	3,118
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		2,595	2,583
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,330
4.75% 2/15/23		3,865	3,855
5.75% 8/15/23		2,155	2,279
Lennar Corp. 4.5% 11/15/19		3,345	3,387
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 24,830	$ 25,451
6.875% 2/15/21		6,200	6,464
8.25% 2/15/21 (l)		6,920	7,180
9.875% 8/15/19		1,223	1,284
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,442
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,571
8.375% 1/15/21		4,340	5,034
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)		3,265	3,224
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,131
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,220
5.625% 1/15/24		1,240	1,305
5.875% 2/15/22		5,640	6,049
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,494
5.875% 6/15/24		6,140	6,017
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,414
			103,832
Internet & Catalog Retail - 0.2%
Netflix, Inc. 5.375% 2/1/21 (g)		4,010	4,160
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	6,767
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (g)		4,435	4,380
			15,307
Media - 3.7%
Altice SA:
5.375% 7/15/23 (g)		7,415	7,230
7.75% 5/15/22 (g)		24,970	24,158
AMC Entertainment, Inc. 5.75% 6/15/25 (g)		6,450	6,321
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	8,493
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	992
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.: - continued
5.625% 2/15/24		$ 1,060	$ 1,084
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,601
5.125% 5/1/23 (g)		5,425	5,276
5.25% 3/15/21		4,975	4,963
5.25% 9/30/22		7,240	7,131
5.375% 5/1/25 (g)		5,425	5,283
5.75% 9/1/23		670	671
5.75% 1/15/24		4,245	4,266
6.5% 4/30/21		10,200	10,672
6.625% 1/31/22		8,220	8,569
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,686
5.125% 12/15/22		1,470	1,457
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		4,900	3,438
Comcast Corp. 5.5% 11/23/29	GBP	3,800	7,188
DISH DBS Corp.:
5% 3/15/23		3,985	3,686
5.125% 5/1/20		485	490
5.875% 7/15/22		15,180	14,876
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)		2,245	2,223
Gannett Co., Inc.:
4.875% 9/15/21 (g)		3,210	3,186
5.5% 9/15/24 (g)		3,210	3,178
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (g)		1,875	1,931
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,326
8.5% 7/15/29		8,920	9,634
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (l)		14,840	16,324
MDC Partners, Inc. 6.75% 4/1/20 (g)		5,465	5,445
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(l)		8,960	9,027
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Myriad International Holding BV 6% 7/18/20 (g)		$ 1,725	$ 1,870
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)		2,335	2,288
Numericable Group SA:
4.875% 5/15/19 (g)		6,705	6,638
6% 5/15/22 (g)		35,620	35,108
6.25% 5/15/24 (g)		27,408	26,963
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,641
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)		2,660	2,786
Regal Entertainment Group 5.75% 6/15/23		9,410	9,457
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,977
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)		5,800	5,771
4.625% 5/15/23 (g)		2,450	2,300
5.25% 8/15/22 (g)		6,945	7,258
5.375% 4/15/25 (g)		4,685	4,521
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,359
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,690	6,907
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)		5,540	5,647
VTR Finance BV 6.875% 1/15/24 (g)		4,800	4,905
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(l)		955	972
WMG Acquisition Corp.:
5.625% 4/15/22 (g)		955	960
6.75% 4/15/22 (g)		3,825	3,653
			340,866
Specialty Retail - 0.4%
CST Brands, Inc. 5% 5/1/23		1,320	1,313
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(l)		2,275	2,309
Jaguar Land Rover PLC 4.25% 11/15/19 (g)		4,485	4,541
L Brands, Inc. 5.625% 10/15/23		4,625	4,856
L Brands, Inc. 5.625% 2/15/22		6,880	7,241
Sally Holdings LLC 6.875% 11/15/19		3,305	3,454
Sonic Automotive, Inc. 5% 5/15/23		800	782
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tenedora Nemak SA de CV 5.5% 2/28/23 (g)		$ 6,460	$ 6,622
The Men's Wearhouse, Inc. 7% 7/1/22		1,580	1,691
			32,809
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (g)		1,720	1,582
7.75% 2/1/19		855	881
PVH Corp. 4.5% 12/15/22		10,925	10,816
			13,279
TOTAL CONSUMER DISCRETIONARY			698,134
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,238
4.75% 11/15/24		4,475	4,486
JB y Co. SA de CV 3.75% 5/13/25 (g)		1,875	1,819
			9,543
Food & Staples Retailing - 0.6%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (g)(l)		4,670	4,320
9.25% 2/15/19 (g)		5,285	5,338
ESAL GmbH 6.25% 2/5/23 (g)		13,590	13,386
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (g)		1,265	1,208
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,450	3,476
Rite Aid Corp.:
6.125% 4/1/23 (g)		8,710	8,971
6.75% 6/15/21		12,320	12,936
9.25% 3/15/20		3,570	3,869
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)		1,465	1,575
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (g)		4,305	4,310
			59,389
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,142
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Barry Callebaut Services NV 5.5% 6/15/23 (g)		$ 5,915	$ 6,299
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		5,550	5,786
Gruma S.A.B. de CV 4.875% 12/1/24 (g)		2,200	2,291
H.J. Heinz Co.:
4.125% 7/1/27 (Reg. S)	GBP	4,900	7,682
4.25% 10/15/20		9,880	10,090
JBS Investments GmbH 7.25% 4/3/24 (g)		14,755	15,179
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)		7,650	7,562
5.875% 7/15/24 (g)		2,350	2,365
7.25% 6/1/21 (g)		2,960	3,119
8.25% 2/1/20 (g)		3,315	3,514
Mondelez International, Inc. 1.625% 3/8/27	EUR	4,200	4,214
Pilgrim's Pride Corp. 5.75% 3/15/25 (g)		6,540	6,605
Post Holdings, Inc.:
6% 12/15/22 (g)		2,340	2,252
7.375% 2/15/22		2,500	2,544
Sigma Alimentos SA de CV 6.875% 12/16/19 (g)		1,940	2,236
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,672
			88,552
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (g)		2,800	2,765
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (g)		4,470	4,537
6.375% 11/15/20		1,415	1,496
6.625% 11/15/22		1,675	1,784
			10,582
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,264
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)		1,235	1,155
Prestige Brands, Inc. 8.125% 2/1/20		770	822
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,319
			21,560
TOTAL CONSUMER STAPLES			189,626
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 6.8%
Energy Equipment & Services - 0.6%
Basic Energy Services, Inc. 7.75% 10/15/22		$ 3,640	$ 2,876
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (g)		3,100	2,961
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (g)		1,955	1,716
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,040
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,004
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,792
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	108
Hornbeck Offshore Services, Inc.:
5% 3/1/21		444	382
5.875% 4/1/20		3,990	3,671
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	4,050	4,198
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,725	3,492
7.5% 11/1/19		2,265	1,393
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)		9,695	8,338
Precision Drilling Corp.:
5.25% 11/15/24		4,310	3,750
6.5% 12/15/21		940	912
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,425	1,357
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,137
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,615
Unit Corp. 6.625% 5/15/21		875	849
			51,591
Oil, Gas & Consumable Fuels - 6.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	6,910
4.875% 3/15/24		2,630	2,584
Afren PLC:
6.625% 12/9/20 (c)(g)		6,575	2,893
10.25% 4/8/19 (Reg. S) (c)		6,260	2,754
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (g)		6,920	4,706
7.375% 11/1/21 (g)		1,820	1,236
Antero Resources Corp. 5.625% 6/1/23 (g)		3,980	3,846
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,860	2,867
7.5% 9/15/20		8,045	8,467
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc. 9.875% 10/1/20		$ 1,845	$ 1,504
Citgo Holding, Inc. 10.75% 2/15/20 (g)		6,595	6,743
Citgo Petroleum Corp. 6.25% 8/15/22 (g)		6,280	6,170
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,120
6.5% 1/15/22		6,135	6,396
CONSOL Energy, Inc.:
5.875% 4/15/22		2,170	1,845
8% 4/1/23 (g)		10,870	10,313
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,903
6.125% 3/1/22		7,890	8,048
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,690
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	90
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	4,997
EDC Finance Ltd. 4.875% 4/17/20 (g)		7,590	6,630
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (g)		4,355	4,333
8.125% 9/15/23 (g)		3,960	4,084
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,379
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (g)		5,565	4,869
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375% 6/15/23 (g)		5,175	5,188
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	3,446
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		1,765	1,886
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,370
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		3,780	3,808
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	989
7% 6/15/23 (g)		4,305	4,230
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	1,499
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		3,765	4,066
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)		$ 4,000	$ 3,751
5.75% 10/1/25 (g)		4,310	4,138
7.625% 4/15/21 (g)		4,325	4,498
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,863
Indo Energy Finance BV 7% 5/7/18 (g)		1,175	969
Jupiter Resources, Inc. 8.5% 10/1/22 (g)		6,720	5,628
KazMunaiGaz Finance Sub BV 6% 11/7/44 (g)		2,275	1,951
KazMunaiGaz National Co. 5.75% 4/30/43 (g)		3,705	3,092
Kinder Morgan, Inc. 5.625% 11/15/23 (g)		3,115	3,314
Kosmos Energy Ltd. 7.875% 8/1/21 (g)		2,195	2,118
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	6,220
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		6,560	6,412
5.5% 2/15/23		3,215	3,299
Newfield Exploration Co.:
5.375% 1/1/26		5,450	5,396
5.625% 7/1/24		5,200	5,252
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,312
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (g)		5,360	5,025
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		15,449	12,668
Pan American Energy LLC 7.875% 5/7/21 (g)		1,985	2,032
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,861
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (g)		3,235	3,251
Peabody Energy Corp. 10% 3/15/22 (g)		4,360	2,703
Pemex Project Funding Master Trust:
6.625% 6/15/35		7,740	8,262
8.625% 12/1/23 (l)		500	615
PetroBakken Energy Ltd. 8.625% 2/1/20 (g)		9,160	5,885
Petrobras Global Finance BV:
1.896% 5/20/16 (l)		4,310	4,246
2% 5/20/16		1,450	1,433
2.4153% 1/15/19 (l)		5,765	5,330
3% 1/15/19		2,340	2,163
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
3.25% 3/17/17		$ 2,240	$ 2,209
6.25% 3/17/24		3,950	3,814
6.85% 6/5/15		4,250	3,487
7.25% 3/17/44		2,190	2,033
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		1,880	1,888
5.75% 1/20/20		2,150	2,130
6.875% 1/20/40		6,640	5,915
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,332
5.5% 4/12/37		2,200	755
8.5% 11/2/17 (g)		46,685	32,096
9.75% 5/17/35 (g)		10,275	4,156
12.75% 2/17/22 (g)		8,985	4,434
Petroleos Mexicanos:
3.5% 1/30/23		4,305	4,084
4.875% 1/24/22		3,930	4,087
4.875% 1/18/24		3,685	3,777
5.5% 1/21/21		2,545	2,760
5.5% 6/27/44		4,490	4,131
5.5% 6/27/44 (g)		3,250	2,990
5.625% 1/23/46 (g)		2,160	2,017
6.375% 1/23/45		5,900	6,055
6.5% 6/2/41		7,295	7,587
6.625% (g)(h)		19,963	19,888
Petronas Capital Ltd. 3.5% 3/18/25 (g)		2,020	1,998
PT Pertamina Persero:
4.875% 5/3/22 (g)		1,990	2,007
5.25% 5/23/21 (g)		2,185	2,264
6% 5/3/42 (g)		1,320	1,225
6.5% 5/27/41 (g)		6,280	6,225
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,702
Range Resources Corp. 5% 3/15/23		9,130	8,947
Rice Energy, Inc.:
6.25% 5/1/22		7,770	7,712
7.25% 5/1/23 (g)		1,695	1,737
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,845
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc.: - continued
5.875% 6/1/22		$ 4,750	$ 5,071
RSP Permian, Inc. 6.625% 10/1/22 (g)		1,785	1,825
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (g)		8,895	8,806
SemGroup Corp. 7.5% 6/15/21		4,100	4,285
Sibur Securities Ltd. 3.914% 1/31/18 (g)		5,840	5,479
SM Energy Co. 5.625% 6/1/25		2,100	2,079
Southern Star Central Corp. 5.125% 7/15/22 (g)		2,570	2,609
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (g)		3,040	3,162
Teekay Corp. 8.5% 1/15/20		3,695	4,111
Teine Energy Ltd. 6.875% 9/30/22 (g)		4,615	4,453
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,219
Tesoro Corp. 5.375% 10/1/22		3,340	3,390
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (g)		2,540	2,635
5.875% 10/1/20		791	819
6.125% 10/15/21		2,735	2,851
6.25% 10/15/22 (g)		2,715	2,810
Transportadora de Gas del Sur SA 9.625% 5/14/20 (g)		10,149	10,250
W&T Offshore, Inc. 8.5% 6/15/19		4,890	3,392
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (g)		1,835	1,890
Western Refining, Inc. 6.25% 4/1/21		8,595	8,659
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,410
5.75% 3/15/21		3,480	3,424
WPX Energy, Inc. 6% 1/15/22		7,035	6,947
YPF SA:
8.5% 7/28/25 (g)		4,275	4,232
8.75% 4/4/24 (g)		8,815	8,947
8.875% 12/19/18 (g)		6,430	6,832
Zhaikmunai International BV 7.125% 11/13/19 (g)		6,980	6,605
			578,025
TOTAL ENERGY			629,616
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 8.0%
Banks - 3.2%
ABN AMRO Bank NV:
2.875% 6/30/25 (Reg. S)	EUR	500	$ 561
7.125% 7/6/22	EUR	5,250	7,468
Banco Daycoval SA 5.75% 3/19/19 (g)		345	358
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,217	2,328
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		1,940	2,018
5.75% 9/26/23 (g)		2,445	2,496
6.369% 6/16/18 (g)		2,200	2,354
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	7,369
Bank of Ireland 1.25% 4/9/20	EUR	16,800	18,161
Banque Centrale de Tunisie 5.75% 1/30/25 (g)		3,560	3,475
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	3,800	5,245
BBVA Bancomer SA 6.75% 9/30/22 (g)		1,300	1,432
BBVA Colombia SA 4.875% 4/21/25 (g)		1,295	1,267
BBVA Paraguay SA 9.75% 2/11/16 (g)		4,580	4,744
CIT Group, Inc.:
5% 8/15/22		8,305	8,222
5.375% 5/15/20		10,385	10,826
5.5% 2/15/19 (g)		10,070	10,498
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	6,100	6,641
Development Bank of Philippines 8.375% (h)(l)		6,765	7,104
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,147
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,575	4,638
6.25% 4/30/19 (g)		3,645	3,675
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (g)		7,045	7,278
7.75% 7/5/17 (Reg. S)		1,100	1,136
GTB Finance BV:
6% 11/8/18 (g)		7,230	6,858
7.5% 5/19/16 (g)		4,675	4,733
HSBC Bank PLC 5% 3/20/23 (l)	GBP	9,056	14,967
HSBC Holdings PLC 3% 6/30/25	EUR	3,350	3,722
HSBK BV 7.25% 5/3/17 (g)		8,370	8,642
Industrial Senior Trust 5.5% 11/1/22 (g)		575	556
ING Bank NV:
6.125% 5/29/23 (l)	EUR	10,945	13,729
6.875% 5/29/23 (l)	GBP	6,500	11,349
Intesa Sanpaolo SpA 1.125% 1/14/20 (Reg. S)	EUR	7,300	7,940
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Itau Unibanco Holding SA:
2.85% 5/26/18 (g)		$ 2,150	$ 2,133
5.125% 5/13/23 (Reg. S)		3,660	3,572
6.2% 12/21/21 (Reg. S)		3,275	3,461
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	9,700	10,219
Lloyds Bank PLC 6.5% 3/24/20	EUR	4,950	6,589
National Westminster Bank PLC 6.5% 9/7/21	GBP	4,430	7,782
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		2,985	3,007
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		2,840	2,931
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	13,850	18,171
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,729
RSHB Capital SA 5.298% 12/27/17 (g)		3,840	3,752
SB Capital SA 5.5% 2/26/24 (g)(l)		7,365	6,097
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (g)		1,400	1,410
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (g)(l)		2,150	2,112
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	7,500	8,883
6.95% 10/31/22 (Reg. S)	EUR	1,150	1,481
Zenith Bank PLC 6.25% 4/22/19 (g)		8,770	8,408
			293,674
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (g)		6,585	6,898
Criteria Caixaholding SA 1.625% 4/21/22	EUR	13,100	13,817
Morgan Stanley 5.375% 8/10/20	EUR	7,200	9,661
			30,376
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,278
4.5% 5/15/21 (g)		8,055	8,095
4.625% 7/1/22		4,275	4,286
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,443
4.625% 3/30/25		1,500	1,429
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
5.125% 9/30/24		$ 16,971	$ 17,013
Credito Real S.A.B. de CV 7.5% 3/13/19 (g)		2,775	2,914
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	12,200	13,176
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,460
General Motors Acceptance Corp. 8% 11/1/31		9,006	11,483
GMAC LLC 8% 11/1/31		72,978	87,391
Navient Corp.:
5% 10/26/20		3,110	3,048
5.875% 10/25/24		6,710	6,307
SLM Corp.:
5.5% 1/25/23		22,735	21,598
7.25% 1/25/22		12,720	13,420
8% 3/25/20		7,185	8,011
			218,352
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (g)		2,880	2,333
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,314
5.875% 2/1/22		18,530	18,877
6% 8/1/20		25,690	26,525
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (g)		3,130	3,112
MSCI, Inc. 5.25% 11/15/24 (g)		2,735	2,769
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	13,250	15,663
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,730	2,361
7.75% 1/27/18		4,795	4,672
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,059
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	3,900	4,405
			95,090
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)		9,770	9,965
Society of Lloyd's 4.75% 10/30/24	GBP	2,700	4,264
			14,229
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Communications Sales & Leasing, Inc.:
6% 4/15/23 (g)		$ 1,895	$ 1,853
8.25% 10/15/23 (g)		4,260	4,185
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,330
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	712
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,802
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		4,335	4,622
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,728
Prologis LP 3% 6/2/26	EUR	6,700	7,752
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	2,118	2,411
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,905
			50,300
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		9,605	9,701
5.25% 3/15/25		5,100	5,279
Deutsche Annington Finance BV 2.125% 7/9/22 (Reg. S)	EUR	2,924	3,306
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,000	4,963
Howard Hughes Corp. 6.875% 10/1/21 (g)		10,865	11,517
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	284
11.5% 7/20/20 (Reg. S)		15	17
Realogy Corp. 9% 1/15/20 (g)		3,740	4,030
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (g)		7,370	7,259
			46,356
TOTAL FINANCIALS			748,377
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (g)		1,935	1,969
Hologic, Inc. 5.25% 7/15/22 (g)(i)		4,650	4,749
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (g)		$ 2,040	$ 2,076
5.5% 4/15/25 (g)		1,700	1,649
			10,443
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		4,130	4,166
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,191
5.25% 4/15/25		13,180	13,707
5.375% 2/1/25		8,650	8,791
5.875% 3/15/22		19,190	20,869
5.875% 5/1/23		7,155	7,602
6.5% 2/15/20		9,920	11,086
7.5% 2/15/22		12,110	13,911
HealthSouth Corp. 5.75% 11/1/24		6,425	6,562
InVentiv Health, Inc. 11% 8/15/18 (g)(l)		905	873
Kindred Escrow Corp. II:
8% 1/15/20 (g)		4,440	4,751
8.75% 1/15/23 (g)		3,330	3,617
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)		2,060	2,104
Quintiles Transnational Corp. 4.875% 5/15/23 (g)		3,340	3,357
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,160
5.5% 2/1/21		2,250	2,329
Tenet Healthcare Corp.:
6.75% 6/15/23 (g)		7,335	7,482
6.875% 11/15/31		11,540	10,675
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,489
			135,722
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (g)(l)		4,255	4,345
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	8,100	8,721
			13,066
Pharmaceuticals - 0.9%
Concordia Healthcare Corp. 7% 4/15/23 (g)		2,090	2,090
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (g)(i)		$ 5,410	$ 5,532
6% 2/1/25 (g)		6,115	6,214
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (g)(l)		2,295	2,329
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)		5,922	6,618
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)		1,615	1,651
6.75% 8/15/21 (g)		4,210	4,389
7.5% 7/15/21 (g)		4,070	4,380
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (g)		7,635	7,883
5.875% 5/15/23 (g)		20,705	21,223
6.125% 4/15/25 (g)		14,710	15,133
VPI Escrow Corp. 6.375% 10/15/20 (g)		9,225	9,715
			87,157
TOTAL HEALTH CARE			246,388
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		842	789
Bombardier, Inc. 6.125% 1/15/23 (g)		2,240	1,988
GenCorp, Inc. 7.125% 3/15/21		1,340	1,427
Huntington Ingalls Industries, Inc. 5% 12/15/21 (g)		2,700	2,747
KLX, Inc. 5.875% 12/1/22 (g)		11,260	11,371
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,890
			23,212
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (g)		5,235	5,594
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (g)		1,526	1,587
7.75% 4/15/21 (g)		3,800	4,057
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,280
Aviation Capital Group Corp. 4.625% 1/31/18 (g)		3,555	3,680
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		$ 731	$ 773
6.125% 4/29/18		1,720	1,793
7.25% 11/10/19		3,788	4,356
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,770	8,916
8.021% 8/10/22		2,618	3,004
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,372	2,300
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,737	1,959
8.028% 11/1/17		462	514
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,588
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,060	4,709
Series 2012-2 Class B, 6.75% 12/3/22		1,683	1,826
Series 2013-1 Class B, 5.375% 5/15/23		2,234	2,289
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,039	4,392
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,001
			56,024
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (g)		1,380	1,397
6.125% 4/1/25 (g)		1,380	1,390
			2,787
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		13,075	13,729
APX Group, Inc.:
6.375% 12/1/19		3,875	3,759
8.75% 12/1/20		5,230	4,707
Bakercorp International, Inc. 8.25% 6/1/19		830	710
Cenveo Corp. 6% 8/1/19 (g)		2,480	2,331
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,020
5.25% 8/1/20		3,395	3,446
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,104
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp.: - continued
7.25% 12/1/20		$ 4,940	$ 5,187
Garda World Security Corp. 7.25% 11/15/21 (g)		1,825	1,752
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,935
7% 2/15/22		3,500	3,763
7.875% 3/15/21		4,975	5,616
TMS International Corp. 7.625% 10/15/21 (g)		970	946
			54,005
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (g)		2,165	2,192
5.875% 10/15/24 (g)		1,855	1,881
Cementos Progreso Trust 7.125% 11/6/23 (g)		1,870	1,991
MasTec, Inc. 4.875% 3/15/23		5,255	4,795
Odebrecht Finance Ltd. 4.375% 4/25/25 (g)		2,170	1,659
			12,518
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (g)		2,505	2,474
5% 10/1/25 (g)		4,355	4,241
			6,715
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (g)		1,490	1,527
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (g)		4,880	4,904
Terex Corp. 6% 5/15/21		4,755	4,779
			9,683
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)		5,205	5,127
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)		1,529	1,324
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)		4,035	3,864
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,130	2,754
			13,069
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
Pontis III Ltd. 0% (e)(g)(h)		$ 2,805	$ 2,791
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (g)		1,800	1,952
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (g)		1,870	1,910
			3,862
Trading Companies & Distributors - 1.4%
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,507
5.5% 2/15/22		4,250	4,338
6.25% 12/1/19		5,850	6,340
7.625% 4/15/20		3,750	4,242
Ashtead Capital, Inc. 5.625% 10/1/24 (g)		4,250	4,261
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,711
5.875% 4/1/19		13,663	14,567
5.875% 8/15/22		15,215	16,432
6.25% 5/15/19		19,100	20,652
8.25% 12/15/20		21,490	25,519
8.625% 1/15/22		21,585	26,334
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)		1,505	1,520
			134,423
Transportation Infrastructure - 0.2%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		6,026	6,448
Heathrow Funding Ltd. 6.25% 9/10/18	GBP	7,100	12,453
			18,901
TOTAL INDUSTRIALS			345,111
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)		7,530	7,963
8.875% 1/1/20 (g)		2,695	2,931
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (g)		6,705	6,772
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,222
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 17,025	$ 17,578
6.5% 1/15/28		6,255	6,443
			44,909
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,893
5% 2/15/23		2,495	2,544
			7,437
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,721
j2 Global, Inc. 8% 8/1/20		3,460	3,737
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,205
5.25% 4/1/25 (g)		4,270	4,259
			15,922
IT Services - 0.4%
Audatex North America, Inc.:
6% 6/15/21 (g)		9,200	9,453
6.125% 11/1/23 (g)		1,345	1,382
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,210
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)		2,360	2,496
First Data Corp.:
11.25% 1/15/21		2,564	2,846
11.75% 8/15/21		9,380	10,553
Global Cash Access, Inc. 10% 1/15/22 (g)		2,900	2,748
			33,688
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 7% 7/1/24		4,430	3,743
Entegris, Inc. 6% 4/1/22 (g)		1,275	1,310
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	1,950	2,129
Micron Technology, Inc.:
5.25% 8/1/23 (g)		1,740	1,668
5.25% 1/15/24 (g)		3,250	3,069
5.5% 2/1/25 (g)		12,245	11,474
5.625% 1/15/26 (g)		3,250	3,002
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.: - continued
5.875% 2/15/22		$ 2,615	$ 2,661
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (g)		5,005	5,205
5.75% 3/15/23 (g)		12,445	12,943
STATS ChipPAC Ltd. 4.5% 3/20/18 (g)		2,200	2,208
			49,412
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)		18,545	19,426
6.125% 9/15/23 (g)		4,825	5,175
Blue Coat Systems, Inc. 8.375% 6/1/23 (g)		3,790	3,856
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(l)		1,885	1,890
Italics Merger Sub, Inc. 7.125% 7/15/23 (g)		2,150	2,123
Nuance Communications, Inc. 5.375% 8/15/20 (g)		2,445	2,457
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(l)		3,425	3,468
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (g)		3,370	3,404
			41,799
Technology Hardware, Storage & Peripherals - 0.1%
Project Homestake Merger Corp. 8.875% 3/1/23 (g)		2,375	2,304
Seagate HDD Cayman 4.75% 1/1/25 (g)		4,335	4,308
			6,612
TOTAL INFORMATION TECHNOLOGY			199,779
MATERIALS - 3.7%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	8,900	9,783
Chemtura Corp. 5.75% 7/15/21		2,355	2,390
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,865	5,381
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,781
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	39,686
4.69% 4/24/22		14,170	11,761
10% 10/15/20 (c)		14,170	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		$ 44,218	$ 0
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		2,020	2,065
OCP SA 5.625% 4/25/24 (g)		1,270	1,326
Platform Specialty Products Corp. 6.5% 2/1/22 (g)		3,325	3,433
PolyOne Corp.:
5.25% 3/15/23		3,085	3,054
7.375% 9/15/20		1,845	1,928
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)		3,435	3,349
8.25% 1/15/21 (g)		1,730	1,682
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)		2,120	2,088
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (g)		2,350	2,374
7.375% 2/1/20 (g)		1,680	1,697
The Chemours Company LLC:
6.625% 5/15/23 (g)		650	630
7% 5/15/25 (g)		3,465	3,361
TPC Group, Inc. 8.75% 12/15/20 (g)		7,335	6,785
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)		2,450	2,625
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)		13,010	13,108
5.625% 10/1/24 (g)		2,840	2,876
			123,163
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (g)		1,500	1,485
9.375% 10/12/22 (g)		2,370	2,640
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)		1,685	1,550
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		3,215	3,127
Union Andina de Cementos SAA 5.875% 10/30/21 (g)		2,055	2,078
			10,880
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(l)		12,304	12,691
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)		$ 9,740	$ 9,716
6.25% 1/31/19 (g)		2,410	2,452
6.75% 1/31/21 (g)		4,915	5,026
7% 11/15/20 (g)		530	541
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)		5,435	5,425
6% 6/15/17 (g)		2,720	2,720
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		2,060	1,833
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,679
7.5% 12/15/96		3,685	3,547
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,571
Sealed Air Corp. 5.25% 4/1/23 (g)		2,540	2,556
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,864
			70,621
Metals & Mining - 1.4%
Aleris International, Inc. 6% 6/1/20 (g)		33	33
Alrosa Finance SA 7.75% 11/3/20 (g)		2,285	2,388
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (g)		7,943	5,084
8.25% 3/31/20 (g)		3,265	3,085
Compania Minera Ares SAC 7.75% 1/23/21 (g)		2,880	2,956
CSN Resources SA 6.5% 7/21/20 (g)		1,600	1,360
Edgen Murray Corp. 8.75% 11/1/20 (g)		3,848	4,156
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)		3,790	3,212
EVRAZ Group SA:
6.5% 4/22/20 (g)		5,345	4,835
9.5% 4/24/18 (Reg. S)		9,565	9,849
Evraz, Inc. NA Canada 7.5% 11/15/19 (g)		5,600	5,516
Ferrexpo Finance PLC 10.375% 4/7/19 (g)		6,330	5,286
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)		3,138	3,036
7% 2/15/21 (g)		3,533	3,378
7.25% 5/15/22 (g)		3,980	3,806
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (g)		$ 6,140	$ 5,618
4.875% 10/7/20 (Reg. S)		400	366
GTL Trade Finance, Inc. 5.893% 4/29/24 (g)		3,450	3,365
Metalloinvest Finance Ltd. 5.625% 4/17/20 (g)		1,880	1,720
Metinvest BV:
8.75% 2/14/18 (Reg. S)		955	535
10.5% 11/28/17 (g)		10,548	6,065
10.5% 11/28/17 (Reg. S)		187	108
Mirabela Nickel Ltd. 1% 9/10/44 (g)		14	0
Murray Energy Corp. 11.25% 4/15/21 (g)		8,770	7,367
New Gold, Inc. 7% 4/15/20 (g)		1,480	1,532
Nord Gold NV 6.375% 5/7/18 (g)		5,685	5,628
Polyus Gold International Ltd.:
5.625% 4/29/20 (g)		10,085	9,480
5.625% 4/29/20 (Reg. S)		500	470
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,058
11.25% 10/15/18		7,091	7,162
Southern Copper Corp.:
6.75% 4/16/40		220	227
7.5% 7/27/35		3,875	4,340
Steel Dynamics, Inc.:
5.125% 10/1/21		1,280	1,283
5.25% 4/15/23		1,805	1,791
5.5% 10/1/24		3,200	3,200
Vale Overseas Ltd. 6.875% 11/21/36		2,160	2,088
Vedanta Resources PLC 6.75% 6/7/16 (g)		3,410	3,491
Walter Energy, Inc. 9.5% 10/15/19 (g)		2,645	1,428
			132,302
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,486
Mercer International, Inc.:
7% 12/1/19		3,105	3,245
7.75% 12/1/22		5,580	5,999
NewPage Corp.:
0% 5/1/12 (c)(l)		1,770	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
11.375% 12/31/14 (c)		$ 4,404	$ 0
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		5,480	0
			10,730
TOTAL MATERIALS			347,696
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (g)		10,799	10,799
6.625% 2/15/23 (g)		8,265	8,205
7.875% 12/15/19 (g)		4,820	5,073
Altice Finco SA:
8.125% 1/15/24 (g)		8,730	8,817
9.875% 12/15/20 (g)		5,655	6,221
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,528
9% 8/15/31		3,655	3,326
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,742
Eileme 2 AB 11.625% 1/31/20 (g)		9,395	10,428
FairPoint Communications, Inc. 8.75% 8/15/19 (g)		4,990	5,190
Frontier Communications Corp. 8.5% 4/15/20		12,120	12,671
GCI, Inc. 6.875% 4/15/25		4,240	4,282
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		3,445	3,566
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,650
Level 3 Financing, Inc.:
5.125% 5/1/23 (g)		4,340	4,232
5.375% 5/1/25 (g)		4,340	4,183
Lynx I Corp. 5.375% 4/15/21 (g)		2,898	2,985
Lynx II Corp. 6.375% 4/15/23 (g)		1,820	1,881
Qtel International Finance Ltd. 5% 10/19/25 (g)		2,155	2,320
Sprint Capital Corp.:
6.875% 11/15/28		15,690	13,493
8.75% 3/15/32		7,721	7,509
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		1,880	1,946
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications:
6.875% 9/15/33		$ 2,535	$ 2,507
7.25% 9/15/25		535	611
7.25% 10/15/35		1,455	1,491
UPCB Finance IV Ltd. 5.375% 1/15/25 (g)		4,635	4,424
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,118
			143,198
Wireless Telecommunication Services - 3.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,815
Comcel Trust 6.875% 2/6/24 (g)		1,875	1,973
Digicel Group Ltd.:
6% 4/15/21 (g)		27,845	26,846
6.75% 3/1/23 (g)		1,880	1,843
7% 2/15/20 (g)		2,330	2,412
7.125% 4/1/22 (g)		30,060	28,548
8.25% 9/30/20 (g)		32,570	32,651
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		12,000	10,920
7.5% 4/1/21		5,185	5,127
Millicom International Cellular SA:
4.75% 5/22/20 (g)		4,710	4,529
6% 3/15/25 (g)		3,755	3,624
6.625% 10/15/21 (g)		1,475	1,516
MTS International Funding Ltd. 8.625% 6/22/20 (g)		9,215	9,933
Sprint Corp. 7.125% 6/15/24		1,565	1,452
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,668
6.125% 1/15/22		7,790	8,043
6.25% 4/1/21		15,470	15,857
6.375% 3/1/25		33,465	34,218
6.5% 1/15/24		20,640	21,311
6.625% 4/1/23		20,286	21,072
6.633% 4/28/21		7,440	7,719
6.731% 4/28/22		4,835	5,040
6.836% 4/28/23		5,580	5,866
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,622
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 2,150	$ 2,301
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		13,615	13,666
VimpelCom Holdings BV:
9% 2/13/18 (g)	RUB	60,220	1,000
9% 2/13/18 (Reg S.)	RUB	96,940	1,610
			283,182
TOTAL TELECOMMUNICATION SERVICES			426,380
UTILITIES - 2.0%
Electric Utilities - 0.8%
E.ON International Finance BV 5.875% 10/30/37	GBP	5,000	9,306
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		24,490	27,551
11.75% 3/1/22 (c)(g)		22,732	25,886
Lamar Funding Ltd. 3.958% 5/7/25 (g)		1,875	1,823
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,790
RJS Power Holdings LLC 5.125% 7/15/19 (g)		4,245	4,160
			72,516
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,095	2,158
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,463
8% 3/1/32		3,400	4,036
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,545
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,905
			19,107
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 7.875% 1/15/23 (g)		4,840	5,227
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		10,985	13,017
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Energy Future Holdings Corp.: - continued
11.25% 11/1/17 pay-in-kind (c)(l)		$ 8,822	$ 10,454
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,815	1,897
PPL Energy Supply LLC 6.5% 6/1/25 (g)		3,425	3,425
TerraForm Power Operating LLC 5.875% 2/1/23 (g)		2,680	2,720
The AES Corp.:
4.875% 5/15/23		5,485	5,156
5.5% 3/15/24		2,635	2,536
TXU Corp.:
5.55% 11/15/14 (c)		1,864	1,967
6.5% 11/15/24 (c)		15,240	16,002
6.55% 11/15/34 (c)		29,755	31,243
			93,644
TOTAL UTILITIES			185,267
TOTAL NONCONVERTIBLE BONDS			4,016,374
TOTAL CORPORATE BONDS (Cost $3,966,522)			4,016,974
U.S. Government and Government Agency Obligations - 15.4%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		8,670	8,714
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,181
5.25% 9/15/39		1,138	1,380
5.375% 4/1/56		3,247	3,908
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			29,183
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		23,521	21,324
1.375% 2/15/44		12,234	12,964
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			34,288
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - 14.0%
U.S. Treasury Bonds:
3% 5/15/45		$ 14,332	$ 13,978
3.375% 5/15/44		5,044	5,273
3.625% 2/15/44		75,957	83,137
4.25% 5/15/39		17,000	20,433
5.25% 2/15/29		18,341	23,888
5.375% 2/15/31 (k)		16,479	22,108
6.125% 8/15/29 (j)		9,280	13,107
7.5% 11/15/16		2,850	3,125
7.5% 11/15/24		5,690	8,210
7.875% 2/15/21		6,800	9,021
8.125% 5/15/21		9,286	12,526
U.S. Treasury Notes:
0.25% 7/15/15		22,225	22,227
0.25% 5/15/16		10,407	10,402
0.375% 1/15/16		35,003	35,041
0.375% 10/31/16		25,000	24,973
0.5% 2/28/17		3,924	3,920
0.5% 7/31/17		16,952	16,888
0.625% 12/31/16		65,882	65,995
0.75% 4/15/18		12,453	12,380
0.875% 1/31/17		1,865	1,875
0.875% 5/15/17		8,337	8,373
0.875% 8/15/17		28,906	29,008
0.875% 10/15/17		8,270	8,285
0.875% 1/31/18		8,149	8,148
0.875% 7/31/19		34,096	33,366
1% 9/30/16		56,457	56,863
1% 10/31/16		35,137	35,387
1% 5/15/18		10,000	10,005
1% 5/31/18		23,293	23,286
1.125% 6/15/18		5,000	5,016
1.375% 7/31/18		4,355	4,396
1.375% 9/30/18		11,963	12,054
1.375% 2/28/19		41,776	41,897
1.375% 3/31/20		4,936	4,884
1.375% 4/30/20		42,203	41,705
1.5% 12/31/18		5,624	5,676
1.5% 1/31/19		38,339	38,663
1.5% 5/31/20		17,150	17,039
1.5% 1/31/22		25,140	24,311
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 4/30/19		$ 50,979	$ 51,517
1.625% 6/30/19		39,152	39,495
1.625% 12/31/19		10,776	10,811
1.75% 9/30/19		39,910	40,356
1.75% 3/31/22		3,760	3,688
1.875% 8/31/17		7,700	7,892
1.875% 9/30/17		5,400	5,534
1.875% 10/31/17		13,764	14,106
2% 5/31/21		24,000	24,135
2% 2/15/25		5,586	5,419
2.125% 6/30/21		11,000	11,126
2.125% 6/30/22		23,000	23,074
2.25% 3/31/21		51,137	52,204
2.25% 4/30/21		45,402	46,321
2.25% 11/15/24		6,266	6,217
2.375% 7/31/17		21,976	22,735
2.375% 6/30/18		7,978	8,293
2.375% 8/15/24		27,099	27,205
2.625% 4/30/16		3,137	3,197
2.75% 11/30/16		7,000	7,222
3% 9/30/16		8,408	8,677
3% 2/28/17		34,584	35,975
3.5% 2/15/18		18,226	19,449
4.5% 5/15/17		13,745	14,733
TOTAL U.S. TREASURY OBLIGATIONS			1,306,250
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5235% 12/7/20 (NCUA Guaranteed) (l)		1,995	1,997
Series 2011-R1 Class 1A, 0.6305% 1/8/20 (NCUA Guaranteed) (l)		4,382	4,403
Series 2011-R4 Class 1A, 0.5605% 3/6/20 (NCUA Guaranteed) (l)		1,617	1,619
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		$ 31,000	$ 31,915
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,025
TOTAL OTHER GOVERNMENT RELATED			66,959
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,417,887)			1,436,680
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 0.2%
1.865% 10/1/35 (l)		23	25
1.915% 11/1/33 (l)		51	54
1.925% 9/1/33 (l)		443	465
1.925% 11/1/35 (l)		359	377
2.045% 1/1/35 (l)		223	235
2.052% 6/1/36 (l)		46	49
2.142% 9/1/36 (l)		103	110
2.19% 3/1/37 (l)		25	27
2.231% 3/1/33 (l)		104	110
2.278% 6/1/47 (l)		144	154
2.289% 11/1/36 (l)		40	42
2.321% 7/1/35 (l)		167	178
2.36% 2/1/37 (l)		456	487
2.44% 5/1/36 (l)		49	53
2.512% 4/1/36 (l)		319	342
2.526% 2/1/36 (l)		37	40
2.557% 6/1/42 (l)		384	398
2.691% 2/1/42 (l)		2,086	2,165
2.725% 8/1/35 (l)		669	717
2.765% 1/1/42 (l)		1,854	1,927
2.96% 11/1/40 (l)		222	233
2.982% 9/1/41 (l)		248	259
3.059% 10/1/41 (l)		99	102
3.234% 7/1/41 (l)		406	430
3.308% 10/1/41 (l)		220	232
3.5% 1/1/26 to 9/1/26		95	100
3.554% 7/1/41 (l)		434	460
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5% 5/1/22		$ 6	$ 6
5.5% 10/1/20 to 1/1/29		3,805	4,155
6% 6/1/16 to 10/1/16		12	12
6.5% 6/1/16 to 8/1/36		4,950	5,748
7.5% 1/1/28		30	35
TOTAL FANNIE MAE			19,727
Freddie Mac - 0.2%
1.82% 3/1/35 (l)		114	118
1.825% 3/1/37 (l)		18	18
1.852% 1/1/36 (l)		93	98
2.022% 2/1/37 (l)		53	56
2.05% 6/1/37 (l)		30	32
2.06% 1/1/37 (l)		274	291
2.095% 8/1/37 (l)		77	82
2.1% 7/1/35 (l)		156	167
2.121% 5/1/37 (l)		77	83
2.23% 6/1/33 (l)		254	271
2.333% 4/1/37 (l)		92	99
2.346% 10/1/36 (l)		341	361
2.351% 10/1/35 (l)		136	144
2.385% 5/1/37 (l)		914	976
2.385% 5/1/37 (l)		465	499
2.403% 10/1/42 (l)		2,269	2,395
2.415% 6/1/37 (l)		273	293
2.436% 5/1/37 (l)		71	76
2.448% 6/1/37 (l)		57	61
2.49% 9/1/35 (l)		63	68
2.506% 2/1/36 (l)		6	6
2.545% 7/1/36 (l)		90	96
2.595% 4/1/37 (l)		9	9
2.673% 7/1/35 (l)		236	253
3.072% 10/1/35 (l)		48	51
3.081% 9/1/41 (l)		2,344	2,446
3.217% 9/1/41 (l)		244	256
3.242% 4/1/41 (l)		264	277
3.292% 6/1/41 (l)		302	320
3.47% 5/1/41 (l)		276	291
3.624% 6/1/41 (l)		427	454
3.705% 5/1/41 (l)		374	398
6% 1/1/24		1,350	1,492
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.5% 10/1/15 to 3/1/22		$ 532	$ 579
8.5% 3/1/20		0*	0*
TOTAL FREDDIE MAC			13,116
Ginnie Mae - 0.7%
4.3% 8/20/61 (q)		3,395	3,589
4.53% 10/20/62 (q)		3,579	3,899
4.55% 5/20/62 (q)		20,205	21,837
4.626% 3/20/62 (q)		4,308	4,646
4.649% 2/20/62 (q)		2,374	2,559
4.65% 3/20/62 (q)		3,943	4,257
4.682% 2/20/62 (q)		2,925	3,152
4.684% 1/20/62 (q)		13,765	14,815
5.47% 8/20/59 (q)		1,297	1,346
5.5% 11/15/35		1,923	2,184
5.612% 4/20/58 (q)		994	1,013
6% 6/15/36		3,933	4,533
7% 9/15/25 to 8/15/31		24	28
7.5% 2/15/22 to 8/15/28		45	53
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			67,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $98,263)			100,754
Collateralized Mortgage Obligations - 2.5%

U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.687% 9/25/23 (l)		424	426
Series 2010-15 Class FJ, 1.117% 6/25/36 (l)		4,604	4,693
Series 2010-86 Class FE, 0.637% 8/25/25 (l)		517	521
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		10	10
Series 2003-70 Class BJ, 5% 7/25/33		462	514
Series 2005-19 Class PA, 5.5% 7/25/34		1,578	1,715
Series 2005-27 Class NE, 5.5% 5/25/34		1,565	1,627
Series 2005-52 Class PB, 6.5% 12/25/34		38	38
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35		$ 1,541	$ 1,693
Series 2005-68 Class CZ, 5.5% 8/25/35		3,818	4,288
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,548
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		41	43
Series 2003-117 Class MD, 5% 12/25/23		1,011	1,118
Series 2004-91 Class Z, 5% 12/25/34		4,264	4,740
Series 2005-117 Class JN, 4.5% 1/25/36		808	882
Series 2005-14 Class ZB, 5% 3/25/35		1,570	1,745
Series 2006-72 Class CY, 6% 8/25/26		1,363	1,512
Series 2009-59 Class HB, 5% 8/25/39		2,187	2,430
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		288	25
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		439	37
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,707	402
Series 2010-39 Class FG, 1.107% 3/25/36 (l)		2,852	2,927
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		942	72
Series 2011-67 Class AI, 4% 7/25/26 (n)		787	91
Series 2012-27 Class EZ, 4.25% 3/25/42		3,569	3,848
Freddie Mac:
floater:
Series 2630 Class FL, 0.6855% 6/15/18 (l)		12	12
Series 2711 Class FC, 1.0855% 2/15/33 (l)		1,725	1,756
floater planned amortization class Series 2770 Class FH, 0.5855% 3/15/34 (l)		1,841	1,856
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		60	66
Series 2376 Class JE, 5.5% 11/15/16		31	32
Series 2381 Class OG, 5.5% 11/15/16		15	16
Series 2425 Class JH, 6% 3/15/17		50	52
Series 2672 Class MG, 5% 9/15/23		3,295	3,578
Series 2996 Class MK, 5.5% 6/15/35		158	178
Series 3415 Class PC, 5% 12/15/37		762	822
Series 3763 Class QA, 4% 4/15/34		1,660	1,725
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,047	3,142
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,088	8,006
Series 2303 Class ZV, 6% 4/15/31		142	157
Series 2877 Class ZD, 5% 10/15/34		5,026	5,584
Series 3745 Class KV, 4.5% 12/15/26		3,363	3,727
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3843 Class PZ, 5% 4/15/41		$ 1,035	$ 1,206
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.684% 7/20/37 (l)		937	944
Series 2008-2 Class FD, 0.664% 1/20/38 (l)		236	238
Series 2008-73 Class FA, 1.044% 8/20/38 (l)		1,417	1,445
Series 2008-83 Class FB, 1.084% 9/20/38 (l)		1,417	1,446
Series 2009-108 Class CF, 0.7834% 11/16/39 (l)		1,147	1,159
Series 2009-116 Class KF, 0.7134% 12/16/39 (l)		905	914
Series 2010-9 Class FA, 0.7034% 1/16/40 (l)		1,473	1,486
Series 2010-H17 Class FA, 0.5115% 7/20/60 (l)(q)		4,935	4,912
Series 2010-H18 Class AF, 0.4776% 9/20/60 (l)(q)		5,761	5,738
Series 2010-H19 Class FG, 0.4776% 8/20/60 (l)(q)		6,812	6,785
Series 2010-H27 Series FA, 0.5576% 12/20/60 (l)(q)		2,174	2,174
Series 2011-H05 Class FA, 0.6776% 12/20/60 (l)(q)		3,730	3,743
Series 2011-H07 Class FA, 0.6823% 2/20/61 (l)(q)		6,913	6,936
Series 2011-H12 Class FA, 0.6723% 2/20/61 (l)(q)		8,579	8,605
Series 2011-H13 Class FA, 0.6776% 4/20/61 (l)(q)		3,322	3,333
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (l)(q)		3,864	3,880
Class FC, 0.6776% 5/20/61 (l)(q)		3,550	3,563
Series 2011-H17 Class FA, 0.7076% 6/20/61 (l)(q)		4,792	4,812
Series 2011-H21 Class FA, 0.7776% 10/20/61 (l)(q)		5,144	5,181
Series 2012-H01 Class FA, 0.8776% 11/20/61 (l)(q)		4,387	4,437
Series 2012-H03 Class FA, 0.8776% 1/20/62 (l)(q)		2,752	2,784
Series 2012-H06 Class FA, 0.8076% 1/20/62 (l)(q)		4,268	4,305
Series 2012-H07 Class FA, 0.8076% 3/20/62 (l)(q)		2,573	2,601
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2013-H19:
Class FC, 0.7776% 8/20/63 (l)(q)		$ 567	$ 572
Class FD, 0.7776% 8/20/63 (l)(q)		1,550	1,562
Series 2015-H13 Class FL, 0.461% 5/20/63 (l)(q)		21,486	21,486
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		173	176
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,754	305
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,385
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,012	11,901
Series 2010-H17 Class XP, 5.3001% 7/20/60 (l)(q)		14,982	16,142
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		11,393	12,290
Series 2012-64 Class KB, 5.2466% 5/20/41 (l)		856	970
Series 2013-124:
Class ES, 8.4213% 4/20/39 (l)(o)		4,219	4,863
Class ST, 8.5547% 8/20/39 (l)(o)		7,926	9,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $234,407)			237,024
Commercial Mortgage Securities - 1.5%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.534% 4/25/19 (l)		1,179	1,174
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,712
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,333
Series K009 Class A2, 3.808% 8/25/20		20,970	22,615
Series K034 Class A1, 2.669% 2/25/23		9,115	9,361
Series K717 Class A2, 2.991% 9/25/21		4,224	4,387
Series K039 Class A2, 3.303% 7/25/24		16,000	16,548
Series K042 Class A2, 2.67% 12/25/24		13,200	12,930
Series K501 Class A2, 1.655% 11/25/16		5,440	5,485
Series K714 Class A2, 3.034% 10/25/20		14,000	14,634
Series K716 Class A2, 3.13% 6/25/21		10,900	11,420
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac Multi-family Structured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		$ 12,190	$ 12,484
Series K044 Class A2, 2.811% 1/25/25		12,200	12,096
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $141,354)			141,179
Foreign Government and Government Agency Obligations - 16.5%

Arab Republic 5.875% 6/11/25 (g)		1,325	1,294
Arab Republic of Egypt 6.875% 4/30/40 (g)		650	635
Argentine Republic:
7% 10/3/15		11,985	11,931
7% 4/17/17		50,170	48,225
Australian Commonwealth:
2.75% 6/21/35 (Reg. S)	AUD	4,000	2,712
3.25% 4/21/25 (Reg. S)	AUD	73,925	58,154
Azerbaijan Republic 4.75% 3/18/24 (g)		1,390	1,416
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		18,150	17,941
8.95% 1/26/18		15,805	15,082
Brazilian Federative Republic:
5.625% 1/7/41		9,430	9,006
7.125% 1/20/37		10,285	11,622
8.25% 1/20/34		9,960	12,375
10% 1/1/17	BRL	11,360	3,471
Buenos Aires Province:
9.375% 9/14/18 (g)		1,930	1,896
9.95% 6/9/21		3,160	3,089
10.875% 1/26/21 (Reg. S)		11,261	11,317
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	27,150	30,251
2.5% 12/1/24	EUR	16,250	18,475
4.5% 3/1/24	EUR	12,500	16,437
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Canadian Government:
1.5% 2/1/17	CAD	20,200	$ 16,431
1.5% 3/1/20	CAD	30,650	25,305
2.25% 6/1/25	CAD	25,950	21,846
3.5% 12/1/45	CAD	14,200	14,321
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	762
City of Buenos Aires:
8.95% 2/19/21 (g)		6,510	6,640
9.95% 3/1/17 (g)		2,620	2,712
Colombian Republic:
4.375% 3/21/23	COP	7,084,000	2,457
5% 6/15/45		1,425	1,318
5.625% 2/26/44		1,425	1,443
6.125% 1/18/41		2,390	2,587
7.375% 9/18/37		2,450	3,020
10.375% 1/28/33		7,000	10,521
Congo Republic 4% 6/30/29		13,932	12,371
Costa Rican Republic:
4.25% 1/26/23 (g)		2,240	2,068
5.625% 4/30/43 (g)		640	528
7% 4/4/44 (g)		4,285	4,146
7.158% 3/12/45 (g)		300	293
Croatia Republic:
5.5% 4/4/23 (g)		1,350	1,388
6% 1/26/24 (g)		1,300	1,374
6.375% 3/24/21 (g)		2,545	2,745
6.625% 7/14/20 (g)		1,805	1,974
6.75% 11/5/19 (g)		1,910	2,102
Danish Kingdom 1.75% 11/15/25	DKK	72,000	11,541
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (g)		1,895	1,935
6.25% 10/4/20 (g)		3,455	3,537
6.25% 7/27/21 (g)		1,190	1,206
Dominican Republic:
1.25% 8/30/24 (l)		7,803	7,573
5.5% 1/27/25 (g)		2,360	2,366
5.875% 4/18/24 (g)		910	944
6.85% 1/27/45 (g)		4,605	4,697
7.45% 4/30/44 (g)		5,725	6,255
7.5% 5/6/21 (g)		3,640	4,086
El Salvador Republic:
7.625% 2/1/41 (g)		1,545	1,530
7.65% 6/15/35 (Reg. S)		1,910	1,920
8.25% 4/10/32 (Reg. S)		595	650
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Government OAT:
1.75% 5/25/23	EUR	4,100	$ 4,886
3.25% 5/25/45	EUR	5,250	7,200
Georgia Republic 6.875% 4/12/21 (g)		1,400	1,512
German Federal Republic:
0% 4/17/20	EUR	135,850	150,881
0.5% 2/15/25	EUR	36,600	39,778
2.5% 8/15/46	EUR	13,325	18,193
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,740
Hungarian Republic:
5.375% 3/25/24		2,242	2,430
5.75% 11/22/23		3,656	4,049
7.625% 3/29/41		3,675	4,870
Indonesian Republic:
3.375% 4/15/23 (g)		2,040	1,923
4.875% 5/5/21 (g)		615	653
5.25% 1/17/42 (g)		1,985	1,908
5.375% 10/17/23		1,850	1,991
5.875% 3/13/20 (g)		1,245	1,385
6.625% 2/17/37 (g)		4,000	4,520
6.75% 1/15/44 (g)		1,725	2,001
7.75% 1/17/38 (g)		7,525	9,585
7.875% 4/15/19	IDR	26,025,000	1,935
8.5% 10/12/35 (Reg. S)		6,195	8,363
Irish Republic 2% 2/18/45 (Reg.S)	EUR	7,850	7,644
Islamic Republic of Pakistan:
7.125% 3/31/16 (g)		9,605	9,857
7.25% 4/15/19 (g)		7,240	7,588
8.25% 4/15/24 (g)		1,500	1,631
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	34,704
5.5% 12/4/23		12,385	15,009
Italian Republic 4.75% 9/1/44	EUR	5,700	8,000
Ivory Coast 5.75% 12/31/32		7,875	7,384
Japan Government:
0.1% 10/15/15	JPY	2,297,000	18,774
0.1% 2/15/16	JPY	2,600,000	21,257
0.1% 3/15/16	JPY	2,500,000	20,441
0.1% 8/15/16	JPY	4,890,000	40,001
0.5% 12/20/15	JPY	1,375,000	11,261
0.9% 6/20/22	JPY	5,202,800	44,529
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Japan Government: - continued
1.5% 12/20/44	JPY	2,215,000	$ 18,300
1.9% 9/20/30	JPY	7,735,000	72,761
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,407
3% 6/30/25		8,712	8,703
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	5,200
Lebanese Republic:
4% 12/31/17		7,768	7,709
5.45% 11/28/19		1,910	1,922
Moroccan Kingdom:
4.25% 12/11/22 (g)		2,660	2,713
5.5% 12/11/42 (g)		960	972
New Zealand Government 6% 5/15/21	NZD	8,000	6,254
Panamanian Republic:
6.7% 1/26/36		1,175	1,451
8.875% 9/30/27		1,875	2,653
9.375% 4/1/29		1,570	2,324
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
8.75% 11/21/33		1,055	1,593
Philippine Republic:
7.75% 1/14/31		2,290	3,303
9.5% 2/2/30		2,980	4,824
10.625% 3/16/25		1,695	2,706
Plurinational State of Bolivia 5.95% 8/22/23 (g)		2,560	2,714
Provincia de Cordoba 12.375% 8/17/17 (g)		6,605	6,737
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,400	1,398
Republic of Armenia:
6% 9/30/20 (g)		5,271	5,149
7.15% 3/26/25 (g)		3,080	3,049
Republic of Iceland 5.875% 5/11/22 (g)		2,950	3,331
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,420	9,234
Republic of Nigeria 5.125% 7/12/18 (g)		2,475	2,484
Republic of Serbia:
5.25% 11/21/17 (g)		1,375	1,421
5.875% 12/3/18 (g)		3,975	4,179
6.75% 11/1/24 (g)		8,150	8,284
7.25% 9/28/21 (g)		2,500	2,800
Republic of Singapore 3.25% 9/1/20	SGD	25,500	20,050
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Romanian Republic:
4.375% 8/22/23 (g)		$ 2,300	$ 2,357
6.125% 1/22/44 (g)		3,886	4,360
Russian Federation:
4.875% 9/16/23 (g)		3,720	3,679
5% 4/29/20 (g)		2,125	2,181
5.625% 4/4/42 (g)		3,000	2,820
5.875% 9/16/43 (g)		6,400	6,165
7.5% 3/31/30 (Reg. S)		4,134	4,843
12.75% 6/24/28 (Reg. S)		19,505	30,542
South African Republic 5.875% 9/16/25		1,355	1,501
Spanish Kingdom:
1.4% 1/31/20	EUR	7,000	7,901
2.15% 10/31/25(Reg. S) (g)	EUR	2,500	2,735
2.75% 10/31/24 (Reg. S)	EUR	13,450	15,591
5.15% 10/31/44	EUR	2,700	4,020
Sweden Kingdom 3.5% 6/1/22	SEK	135,350	19,471
Switzerland Confederation:
1.5% 7/24/25	CHF	12,300	14,896
4.25% 6/5/17	CHF	12,350	14,546
Turkish Republic:
4.875% 4/16/43		2,135	1,943
5.125% 3/25/22		1,195	1,252
5.625% 3/30/21		4,015	4,328
6.25% 9/26/22		2,890	3,215
6.75% 4/3/18		5,480	6,043
6.75% 5/30/40		3,520	4,048
6.875% 3/17/36		3,790	4,396
7% 3/11/19		3,695	4,153
7.25% 3/5/38		2,605	3,154
7.375% 2/5/25		3,835	4,602
7.5% 11/7/19		6,405	7,385
8% 2/14/34		2,075	2,676
11.875% 1/15/30		3,915	6,584
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		2,640	1,287
Ukraine Government:
7.8% 11/28/22 (g)		4,680	2,410
7.95% 2/23/21 (g)		1,065	554
9.25% 7/24/17 (g)		5,325	2,561
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Kingdom, Great Britain and Northern Ireland:
2% 7/22/20 (Reg. S)	GBP	2,950	$ 4,745
2% 9/7/25(Reg. S)	GBP	6,450	10,003
3.5% 7/22/68	GBP	7,805	15,371
United Mexican States:
4.6% 1/23/46		2,320	2,146
4.75% 3/8/44		3,876	3,682
5.55% 1/21/45		2,180	2,319
6.05% 1/11/40		4,180	4,744
6.5% 6/10/21	MXN	30,745	2,037
6.75% 9/27/34		2,645	3,319
7.5% 4/8/33		1,450	1,950
8.3% 8/15/31		830	1,222
United Republic of Tanzania 6.3971% 3/9/20 (l)		625	632
Uruguay Republic 7.875% 1/15/33 pay-in-kind		4,790	6,431
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	976
5.75% 2/26/16 (Reg S.)		27,560	22,771
9% 5/7/23 (Reg. S)		1,600	620
9.25% 9/15/27		4,275	1,806
9.25% 5/7/28 (Reg. S)		2,705	1,035
11.75% 10/21/26 (Reg. S)		5,785	2,488
11.95% 8/5/31 (Reg. S)		12,535	5,359
12.75% 8/23/22		4,210	1,947
Vietnamese Socialist Republic:
1.2139% 3/12/16 (l)		1,124	1,108
4% 3/12/28 (f)		13,842	13,496
4.8% 11/19/24 (g)		590	590
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,552,806)			1,536,096
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,477)	INR	95,000	1,489
Common Stocks - 5.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.2%
Delphi Automotive PLC	73,500	$ 6,254
Exide Technologies (a)	3,795	0
Exide Technologies (a)	12,651	0
Remy International, Inc.	122,400	2,706
Tenneco, Inc. (a)	117,300	6,738
		15,698
Automobiles - 0.1%
General Motors Co.	4,305	143
General Motors Co.:
warrants 7/10/16 (a)	144,757	3,441
warrants 7/10/19 (a)	144,757	2,323
		5,907
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	477
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	6,500	3,932
Extended Stay America, Inc. unit	534,200	10,027
Fiesta Restaurant Group, Inc. (a)	97,500	4,875
Station Holdco LLC (a)(r)(t)	4,989,172	16,265
Station Holdco LLC (a)(s)(t)	37,963	124
Station Holdco LLC:
unit (a)(s)(t)	57,186	31
warrants 6/15/18 (a)(r)(t)	198,954	107
		35,361
Household Durables - 0.5%
Harman International Industries, Inc.	84,800	10,086
Lennar Corp. Class A	210,400	10,739
Standard Pacific Corp. (a)	777,500	6,928
Taylor Morrison Home Corp. (a)	323,500	6,586
Whirlpool Corp.	53,400	9,241
		43,580
Media - 0.3%
AMC Networks, Inc. Class A (a)	133,400	10,919
Naspers Ltd. Class N	73,600	11,464
Sinclair Broadcast Group, Inc. Class A	387,900	10,826
		33,209
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,210,500	10,483
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)	67,000	$ 4,822
Michael Kors Holdings Ltd. (a)	9,100	383
		5,205
TOTAL CONSUMER DISCRETIONARY		149,920
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	142,776	128
The Hain Celestial Group, Inc. (a)	191,200	12,592
		12,720
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. (a)	108,700	2,232
Ocean Rig UDW, Inc. (United States)	304,100	1,560
		3,792
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP	220,000	2,464
TOTAL ENERGY		6,256
FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	36,934	711
Penson Worldwide, Inc. Class A (a)	3,883,237	0
		711
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	148,500	6,818
TOTAL FINANCIALS		7,529
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Biogen, Inc. (a)	37,700	15,229
Celgene Corp. (a)	97,100	11,238
Gilead Sciences, Inc.	121,400	14,214
		40,681
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. (a)	121,600	7,657
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	149,300	$ 13,544
Rotech Healthcare, Inc. (a)	68,276	2,653
		23,854
Pharmaceuticals - 0.3%
Allergan PLC (a)	58,800	17,843
Valeant Pharmaceuticals International (Canada) (a)	65,500	14,530
		32,373
TOTAL HEALTH CARE		96,908
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,430	0
warrants 8/17/24	800	0
Airlines - 0.2%
Air Canada (a)	806,200	8,527
American Airlines Group, Inc.	224,600	8,969
		17,496
Building Products - 0.0%
Nortek, Inc. (a)	7,154	595
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(t)	9,383,257	1,126
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		2
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	123,200	4,176
HD Supply Holdings, Inc. (a)	281,900	9,917
Penhall Acquisition Co.:
Class A (a)	6,088	494
Class B (a)	2,029	165
United Rentals, Inc. (a)	156,200	13,686
		28,438
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(g)	406,682	5,853
TOTAL INDUSTRIALS		53,510
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
CDW Corp.	455,500	$ 15,615
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	245,200	20,173
Baidu.com, Inc. sponsored ADR (a)	27,100	5,395
Facebook, Inc. Class A (a)	78,700	6,750
Google, Inc. Class A (a)	9,300	5,022
		37,340
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	46,000	6,115
Cypress Semiconductor Corp.	5,171	61
Freescale Semiconductor, Inc. (a)	419,200	16,755
MagnaChip Semiconductor Corp. (a)	49,030	379
NXP Semiconductors NV (a)	52,100	5,116
Qorvo, Inc. (a)	255,027	20,471
Skyworks Solutions, Inc.	210,900	21,955
		70,852
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	81,200	10,185
TOTAL INFORMATION TECHNOLOGY		133,992
MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	122,400	12,671
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	210,588	12,677
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	411
Mirabela Nickel Ltd. (a)	2,473,165	219
		630
TOTAL MATERIALS		25,978
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc.	243,770	3,951
T-Mobile U.S., Inc. (a)	272,900	10,580
		14,531
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	$ 241
TOTAL COMMON STOCKS (Cost $464,484)		501,585
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	467
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	8,700	9,070
TOTAL CONVERTIBLE PREFERRED STOCKS		9,537
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	218,984	5,687
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	12,855	12,990
TOTAL FINANCIALS		18,677
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	1,550,603	1,551
Class C 19.50% (t)	391,660	392
		1,943
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,620
TOTAL PREFERRED STOCKS (Cost $20,917)		30,157
Bank Loan Obligations - 1.9%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (l)		$ 2,543	$ 2,581
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)		1,575	1,575
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)		8,157	8,158
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,598	2,576
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (l)		396	396
			12,705
Media - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	8	6
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	5	4
			10
TOTAL CONSUMER DISCRETIONARY			15,296
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,865	2,865
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,409	7,409
TOTAL CONSUMER STAPLES			10,274
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (l)		200	174
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		3,174	3,170
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)		16,650	12,737
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (l)		1,015	409
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)		$ 1,436	$ 1,249
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (l)		74	65
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (l)		1,756	1,769
			19,399
TOTAL ENERGY			19,573
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		261	258
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		43	41
Tranche B, term loan 19.5% 1/31/16		142	133
			174
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)		12,389	12,373
TOTAL HEALTH CARE			12,547
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,747
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)		2,313	2,282
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)		6,935	7,152
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (l)		$ 450	$ 451
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (l)		408	407
			8,010
TOTAL INFORMATION TECHNOLOGY			10,292
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)		3,937	3,922
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (l)		2,109	1,909
TOTAL MATERIALS			5,831
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)		7,067	7,120
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (l)		4,304	4,250
			11,370
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (l)		2,256	2,121
Tranche D-2, term loan 3.7754% 3/31/19 (l)		1,129	1,061
			3,182
TOTAL TELECOMMUNICATION SERVICES			14,552
UTILITIES - 0.9%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)		1,767	1,753
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)		$ 80,131	$ 80,097
TOTAL UTILITIES			81,850
TOTAL BANK LOAN OBLIGATIONS (Cost $175,920)			172,220
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)		3,489	3,420
Goldman Sachs 1.25% 12/14/19 (l)		3,197	3,134
Mizuho 1.25% 12/14/19 (l)		2,285	2,239
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,251)			8,793
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $548,981)	5,338,240	561,796
Preferred Securities - 3.1%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacao e Participacoes SA 6.25% (f)(g)(h)		$ 10,476	10,592
NBCUniversal Enterprise, Inc. 5.25% (g)(h)		7,335	7,815
			18,407
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		5,650	5,694
FINANCIALS - 2.7%
Banks - 2.2%
Banco Do Brasil SA 9% (g)(h)(l)		2,470	2,236
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
5.125% (h)(l)		$ 10,690	$ 10,494
5.2% (h)(l)		23,520	22,591
6.25% (h)(l)		7,170	7,282
8% (h)(l)		3,065	3,337
8.125% (h)(l)		2,245	2,406
Barclays Bank PLC 7.625% 11/21/22		17,490	20,066
Citigroup, Inc.:
5.8% (h)(l)		8,960	9,049
5.9% (h)(l)		13,975	14,075
5.95% (h)(l)		25,260	25,512
6.3% (h)(l)		2,145	2,111
JPMorgan Chase & Co.:
5% (h)(l)		12,930	12,978
5.3% (h)(l)		6,510	6,528
6% (h)(l)		23,845	24,259
6.125% (h)(l)		5,990	6,077
6.75% (h)(l)		3,295	3,613
Wells Fargo & Co.:
5.875% (h)(l)		8,875	9,109
5.9% (h)(l)		20,195	20,323
7.98% (h)(l)		2,035	2,253
			204,299
Capital Markets - 0.3%
Bank of Scotland 7.281% (h)(l)	GBP	2,450	4,548
Goldman Sachs Group, Inc. 5.7% (h)(l)		12,639	12,786
Morgan Stanley 5.55% (h)(l)		6,545	6,601
			23,935
Consumer Finance - 0.2%
American Express Co.:
4.9% (h)(l)		8,750	8,618
5.2% (h)(l)		7,825	7,819
			16,437
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (g)(h)		2,595	2,155
8.625% (Reg. S) (h)		380	316
			2,471
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Insurance - 0.0%
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (h)(l)	EUR	4,200	$ 4,316
TOTAL FINANCIALS			251,458
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (g)(h)		14,320	11,362
7.5% (Reg. S) (h)		250	198
			11,560
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)		6,625	4,449
TOTAL PREFERRED SECURITIES (Cost $295,343)			291,568
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $208,021)	208,021,395	208,021
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,134,633)		9,244,336
NET OTHER ASSETS (LIABILITIES) - 0.9%		85,010
NET ASSETS - 100%		$ 9,329,346
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
278 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	$ 35,076	$ (257)
280 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	61,303	60
259 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	30,888	2
319 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	49,146	(1,625)
TOTAL TREASURY CONTRACTS		$ 176,413	$ (1,820)

The face value of futures purchased as a percentage of net assets is 1.9%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH	Sep. 2017	$ 7,300	3-month LIBOR	1.5%	$ (18)	$ 0	$ (18)
LCH	Sep. 2020	4,200	3-month LIBOR	2.25%	(33)	0	(33)
LCH	Sep. 2025	3,200	3-month LIBOR	2.75%	(35)	0	(35)
LCH	Sep. 2045	8,600	3-month LIBOR	3%	(49)	0	(49)
TOTAL INTEREST RATE SWAPS					$ (135)	$ 0	$ (135)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
COP	-	Colombian peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,912,298,000 or 20.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,157,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,623,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,933,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 4/1/13	$ 5,173
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,887
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 392
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 181
Fidelity Floating Rate Central Fund	12,108
Total	$ 12,289
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,013	$ 192,938	$ -	$ 561,796	33.2%
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,920	$ 132,916	$ 477	$ 16,527
Consumer Staples	13,187	12,592	128	467
Energy	6,256	6,256	-	-
Financials	26,206	13,216	12,990	-
Health Care	105,978	103,325	-	2,653
Industrials	55,453	45,870	-	9,583
Information Technology	133,992	133,992	-	-
Materials	25,978	25,567	-	411
Telecommunication Services	14,531	10,580	-	3,951
Utilities	241	241	-	-
Corporate Bonds	4,016,974	-	4,016,941	33
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,436,680	$ -	$ 1,436,680	$ -
U.S. Government Agency - Mortgage Securities	100,754	-	100,754	-
Collateralized Mortgage Obligations	237,024	-	237,024	-
Commercial Mortgage Securities	141,179	-	141,179	-
Foreign Government and Government Agency Obligations	1,536,096	-	1,528,341	7,755
Supranational Obligations	1,489	-	1,489	-
Bank Loan Obligations	172,220	-	170,717	1,503
Sovereign Loan Participations	8,793	-	-	8,793
Fixed-Income Funds	561,796	561,796	-	-
Preferred Securities	291,568	-	291,568	-
Money Market Funds	208,021	208,021	-	-
Total Investments in Securities:	$ 9,244,336	$ 1,254,372	$ 7,938,288	$ 51,676
Derivative Instruments:
Assets
Futures Contracts	$ 62	$ 62	$ -	$ -
Liabilities
Futures Contracts	$ (1,882)	$ (1,882)	$ -	$ -
Swaps	(135)	-	(135)	-
Total Liabilities	$ (2,017)	$ (1,882)	$ (135)	$ -
Total Derivative Instruments:	$ (1,955)	$ (1,820)	$ (135)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 95,054
Net Realized Gain (Loss) on Investment Securities	(3,838)
Net Unrealized Gain (Loss) on Investment Securities	5,602
Cost of Purchases	7,340
Proceeds of Sales	(4,586)
Amortization/Accretion	144
Transfers into Level 3	-
Transfers out of Level 3	(48,040)
Ending Balance	$ 51,676
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 1,880

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 62	$ (1,882)
Swaps (b)	-	(135)
Total Value of Derivatives	$ 62	$ (2,017)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.9%
Canada	2.6%
Japan	2.6%
Netherlands	2.6%
Germany	2.4%
Luxembourg	2.3%
United Kingdom	2.2%
Ireland	1.6%
Argentina	1.4%
Bermuda	1.3%
Mexico	1.1%
Italy	1.0%
France	1.0%
Others (Individually Less Than 1%)	13.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,377,631)	$ 8,474,519
Fidelity Central Funds (cost $757,002)	769,817
Total Investments (cost $9,134,633)		$ 9,244,336
Receivable for investments sold		84,844
Receivable for fund shares sold		8,638
Dividends receivable		225
Interest receivable		92,361
Distributions receivable from Fidelity Central Funds		2,360
Receivable for daily variation margin for derivative instruments		14
Other receivables		17
Total assets		9,432,795

Liabilities
Payable for investments purchased
Regular delivery	$ 66,974
Delayed delivery	10,060
Payable for fund shares redeemed	16,426
Distributions payable	1,662
Accrued management fee	4,382
Distribution and service plan fees payable	2,421
Other affiliated payables	1,394
Other payables and accrued expenses	130
Total liabilities		103,449

Net Assets		$ 9,329,346
Net Assets consist of:
Paid in capital		$ 9,277,978
Undistributed net investment income		21,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,540)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,725
Net Assets		$ 9,329,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,710,166 ÷ 312,046 shares)	$ 11.89

Maximum offering price per share (100/96.00 of $11.89)	$ 12.39
Class T:
Net Asset Value and redemption price per share ($1,129,972 ÷ 95,089 shares)	$ 11.88

Maximum offering price per share (100/96.00 of $11.88)	$ 12.38
Class B:
Net Asset Value and offering price per share ($82,595 ÷ 6,923 shares)A	$ 11.93

Class C:
Net Asset Value and offering price per share ($1,597,338 ÷ 134,697 shares)A	$ 11.86

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,809,275 ÷ 233,122 shares)	$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,685
Interest		189,141
Income from Fidelity Central Funds		12,289
Total income		213,115

Expenses
Management fee	$ 26,486
Transfer agent fees	7,549
Distribution and service plan fees	14,788
Accounting and security lending fees	775
Custodian fees and expenses	135
Independent trustees' compensation	19
Registration fees	159
Audit	63
Legal	196
Miscellaneous	44
Total expenses before reductions	50,214
Expense reductions	(9)	50,205
Net investment income (loss)		162,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(54,601)
Foreign currency transactions	(637)
Futures contracts	2,473
Swaps	383
Total net realized gain (loss)		(52,382)
Change in net unrealized appreciation (depreciation) on: Investment securities	23,382
Assets and liabilities in foreign currencies	393
Futures contracts	(4,238)
Swaps	(234)
Total change in net unrealized appreciation (depreciation)		19,303
Net gain (loss)		(33,079)
Net increase (decrease) in net assets resulting from operations		$ 129,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 162,910	$ 315,429
Net realized gain (loss)	(52,382)	153,839
Change in net unrealized appreciation (depreciation)	19,303	(151,707)
Net increase (decrease) in net assets resulting from operations	129,831	317,561
Distributions to shareholders from net investment income	(151,610)	(312,786)
Distributions to shareholders from net realized gain	(5,484)	(146,168)
Total distributions	(157,094)	(458,954)
Share transactions - net increase (decrease)	(61,760)	6,261
Total increase (decrease) in net assets	(89,023)	(135,132)

Net Assets
Beginning of period	9,418,369	9,553,501
End of period (including undistributed net investment income of $21,183 and undistributed net investment income of $9,883, respectively)	$ 9,329,346	$ 9,418,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Income from Investment Operations
Net investment income (loss) E	.211	.422	.449	.479	.536	.622
Net realized and unrealized gain (loss)	(.037)	.005	(.441)	.776	.009	.500
Total from investment operations	.174	.427	.008	1.255	.545	1.122
Distributions from net investment income	(.197)	(.419)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.204)	(.607)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.89	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38
Total ReturnB, C, D	1.45%	3.52%	.08%	10.57%	4.47%	9.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	.99%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	1.00%A	.99%	.98%	.98%	.99%	.99%
Expenses net of all reductions	1.00%A	.99%	.98%	.98%	.99%	.99%
Net investment income (loss)	3.54%A	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 3,710	$ 3,794	$ 4,205	$ 5,582	$ 4,746	$ 4,169
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Income from Investment Operations
Net investment income (loss) E	.211	.422	.449	.479	.536	.621
Net realized and unrealized gain (loss)	(.047)	.006	(.431)	.766	.009	.511
Total from investment operations	.164	.428	.018	1.245	.545	1.132
Distributions from net investment income	(.197)	(.420)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.204)	(.608)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.88	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38
Total ReturnB, C, D	1.37%	3.52%	.17%	10.49%	4.48%	9.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	.99%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	1.00%A	.99%	.98%	.98%	.98%	.99%
Expenses net of all reductions	1.00%A	.99%	.98%	.98%	.98%	.99%
Net investment income (loss)	3.55%A	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 1,130	$ 1,179	$ 1,265	$ 1,554	$ 1,471	$ 1,571
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Income from Investment Operations
Net investment income (loss) E	.171	.338	.362	.391	.449	.535
Net realized and unrealized gain (loss)	(.038)	.004	(.432)	.765	.007	.509
Total from investment operations	.133	.342	(.070)	1.156	.456	1.044
Distributions from net investment income	(.156)	(.334)	(.343)	(.353)	(.483)	(.494)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.163)	(.522)	(.510)	(.546)	(.766)	(.784)
Net asset value, end of period	$ 11.93	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42
Total ReturnB, C, D	1.11%	2.80%	(.54)%	9.67%	3.72%	8.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of fee waivers, if any	1.69%A	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of all reductions	1.69%A	1.68%	1.69%	1.69%	1.69%	1.70%
Net investment income (loss)	2.85%A	2.73%	2.90%	3.12%	3.59%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 100	$ 137	$ 204	$ 244	$ 307
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Income from Investment Operations
Net investment income (loss) E	.166	.329	.355	.384	.441	.528
Net realized and unrealized gain (loss)	(.037)	.007	(.440)	.767	.010	.512
Total from investment operations	.129	.336	(.085)	1.151	.451	1.040
Distributions from net investment income	(.152)	(.328)	(.338)	(.348)	(.478)	(.490)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.159)	(.516)	(.505)	(.541)	(.761)	(.780)
Net asset value, end of period	$ 11.86	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36
Total ReturnB, C, D	1.07%	2.76%	(.66)%	9.68%	3.71%	8.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%A	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.75%A	1.73%	1.73%	1.73%	1.74%	1.74%
Net investment income (loss)	2.79%A	2.67%	2.86%	3.08%	3.54%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,597	$ 1,664	$ 1,767	$ 2,238	$ 1,824	$ 1,609
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Income from Investment Operations
Net investment income (loss) D	.228	.455	.484	.514	.570	.657
Net realized and unrealized gain (loss)	(.048)	.012	(.437)	.779	.003	.514
Total from investment operations	.180	.467	.047	1.293	.573	1.171
Distributions from net investment income	(.213)	(.449)	(.460)	(.470)	(.600)	(.611)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.220)	(.637)	(.627)	(.663)	(.883)	(.901)
Net asset value, end of period	$ 12.05	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52
Total ReturnB, C	1.48%	3.80%	.39%	10.78%	4.66%	9.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.76%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.77%A	.76%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.77%A	.76%	.75%	.75%	.76%	.76%
Net investment income (loss)	3.77%A	3.65%	3.84%	4.07%	4.52%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 2,809	$ 2,682	$ 2,179	$ 2,759	$ 1,812	$ 1,481
Portfolio turnover rate F	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 406,611
Gross unrealized depreciation	(276,776)
Net unrealized appreciation (depreciation) on securities	$ 129,835

Tax cost	$ 9,114,501

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2,473	$ (4,238)
Purchased Options	(768)	768
Swaps	383	(234)
Totals (a)	$ 2,088	$ (3,704)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

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4. Derivative Instruments - continued

Futures Contracts - continued

representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,471,617 and $4,042,786, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,730	$ 86
Class T	-%	.25%	1,453	27
Class B	.65%	.25%	413	300
Class C	.75%	.25%	8,192	861
			$ 14,788	$ 1,274

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 121
Class T	25
Class B*	36
Class C*	51
$ 233

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 2,914.16
Class T	877.15
Class B	86.19
Class C	1,218.15
Institutional Class	2,454.18
	$ 7,549

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 61,974	$ 137,510
Class T	19,063	41,939
Class B	1,193	3,240
Class C	20,744	45,973
Institutional Class	48,636	84,124
Total	$ 151,610	$ 312,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ 2,214	$ 59,022
Class T	683	18,268
Class B	56	1,556
Class C	968	25,946
Institutional Class	1,563	41,376
Total	$ 5,484	$ 146,168

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	27,799	62,939	$ 333,815	$ 776,718
Reinvestment of distributions	5,117	15,104	61,541	184,389
Shares redeemed	(39,051)	(107,328)	(468,972)	(1,322,245)
Net increase (decrease)	(6,135)	(29,285)	$ (73,616)	$ (361,138)
Class T
Shares sold	5,408	13,996	$ 64,939	$ 172,575
Reinvestment of distributions	1,573	4,668	18,910	56,953
Shares redeemed	(10,787)	(24,319)	(129,551)	(299,446)
Net increase (decrease)	(3,806)	(5,655)	$ (45,702)	$ (69,918)
Class B
Shares sold	65	215	$ 657	$ 2,679
Reinvestment of distributions	90	334	1,081	4,082
Shares redeemed	(1,604)	(3,487)	(19,196)	(43,142)
Net increase (decrease)	(1,449)	(2,938)	$ (17,458)	$ (36,381)
Class C
Shares sold	8,851	18,934	$ 105,681	$ 233,057
Reinvestment of distributions	1,565	4,992	18,775	60,641
Shares redeemed	(15,626)	(30,358)	(186,739)	(372,456)
Net increase (decrease)	(5,210)	(6,432)	$ (62,283)	$ (78,758)
Institutional Class
Shares sold	38,378	94,676	$ 467,094	$ 1,183,458
Reinvestment of distributions	3,700	8,622	45,091	106,429
Shares redeemed	(30,835)	(59,177)	(374,886)	(737,431)
Net increase (decrease)	11,243	44,121	$ 137,299	$ 552,456

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re:  ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $31,803 as of period end. The Fund will also incur legal costs in defending the case.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

14. Litigation - continued

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps.  At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-USAN-0815
1.787776.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 1,014.50	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,013.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class B	1.69%
Actual		$ 1,000.00	$ 1,011.10	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class C	1.75%
Actual		$ 1,000.00	$ 1,010.70	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,014.80	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.4	18.4
Japan Government	2.6	2.1
German Federal Republic	2.2	0.1
Ginnie Mae guaranteed REMIC pass-thru certificates	1.9	1.7
Freddie Mac	1.7	1.6
	22.8
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.2	10.4
Financials	11.0	10.0
Energy	7.6	6.2
Telecommunication Services	5.4	5.5
Industrials	4.9	4.9
Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations† 20.5%	U.S. Government and U.S. Government Agency Obligations† 24.6%
AAA,AA,A 10.2%	AAA,AA,A 9.9%
BBB 8.6%	BBB 10.1%
BB 20.7%	BB 17.6%
B 19.2%	B 17.2%
CCC,CC,C 6.4%	CCC,CC,C 6.5%
D 0.0%*	D 0.0%
Not Rated 5.3%	Not Rated 4.2%
Equities 5.7%	Equities 5.3%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 4.6%

† Includes NCUA Guaranteed Notes.
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*	As of December 31, 2014**
Preferred Securities 3.1%	Preferred Securities 2.5%
Corporate Bonds 43.2%	Corporate Bonds 39.0%
U.S. Government and U.S. Government Agency Obligations† 20.5%	U.S. Government and U.S. Government Agency Obligations† 24.6%
Foreign Government & Government Agency Obligations 16.5%	Foreign Government & Government Agency Obligations 18.1%
Bank Loan Obligations 7.5%	Bank Loan Obligations 5.8%
Stocks 5.7%	Stocks 5.3%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 4.6%

* Foreign investments	35.1%	** Foreign investments	33.9%
* Futures and Swaps	1.6%	** Futures and Swaps	1.8%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.1%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$ 870	$ 600
Nonconvertible Bonds - 43.1%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		1,015	1,061
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (c)(g)(l)		2,134	192
Chassix, Inc. 9.25% 8/1/18 (c)(g)		7,635	6,872
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,562
6% 9/15/23		3,475	3,625
6.75% 2/15/21		1,400	1,467
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,600	2,645
Delphi Corp. 5% 2/15/23		9,005	9,590
Exide Technologies 11% 4/30/20		835	704
International Automotive Components Group SA 9.125% 6/1/18 (g)		5,245	5,350
Lear Corp. 4.75% 1/15/23		6,305	6,210
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(l)		2,965	3,124
6.75% 11/15/22 pay-in-kind (g)(l)		3,940	4,255
Tenneco, Inc. 6.875% 12/15/20		6,205	6,453
			55,110
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21		7,620	8,306
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,168
			10,474
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)		1,500	1,526
LKQ Corp. 4.75% 5/15/23		1,090	1,040
			2,566
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (g)(l)		23,025	21,471
Hotels, Restaurants & Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (g)		1,760	1,412
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	19,840	5,943
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)		$ 26,325	$ 19,744
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,566
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,300
6% 6/1/25 (g)		8,495	8,622
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,850	1,899
4.875% 11/1/20		4,845	4,930
5.375% 11/1/23		3,845	3,951
Graton Economic Development Authority 9.625% 9/1/19 (g)		10,505	11,329
Landry's Acquisition Co. 9.375% 5/1/20 (g)		905	971
LTF Merger Sub, Inc. 8.5% 6/15/23 (g)		4,280	4,130
MCE Finance Ltd. 5% 2/15/21 (g)		5,750	5,463
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(l)		2,333	2,336
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,463
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		1,135	1,135
Playa Resorts Holding BV 8% 8/15/20 (g)		4,750	4,916
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,360
Scientific Games Corp. 10% 12/1/22		4,455	4,266
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)		7,515	7,684
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (c)(g)		390	0
			102,420
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		3,165	3,118
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		2,595	2,583
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,330
4.75% 2/15/23		3,865	3,855
5.75% 8/15/23		2,155	2,279
Lennar Corp. 4.5% 11/15/19		3,345	3,387
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		$ 24,830	$ 25,451
6.875% 2/15/21		6,200	6,464
8.25% 2/15/21 (l)		6,920	7,180
9.875% 8/15/19		1,223	1,284
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,442
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,571
8.375% 1/15/21		4,340	5,034
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)		3,265	3,224
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,131
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,220
5.625% 1/15/24		1,240	1,305
5.875% 2/15/22		5,640	6,049
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,494
5.875% 6/15/24		6,140	6,017
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,414
			103,832
Internet & Catalog Retail - 0.2%
Netflix, Inc. 5.375% 2/1/21 (g)		4,010	4,160
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	6,767
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (g)		4,435	4,380
			15,307
Media - 3.7%
Altice SA:
5.375% 7/15/23 (g)		7,415	7,230
7.75% 5/15/22 (g)		24,970	24,158
AMC Entertainment, Inc. 5.75% 6/15/25 (g)		6,450	6,321
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	8,493
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	992
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.: - continued
5.625% 2/15/24		$ 1,060	$ 1,084
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,601
5.125% 5/1/23 (g)		5,425	5,276
5.25% 3/15/21		4,975	4,963
5.25% 9/30/22		7,240	7,131
5.375% 5/1/25 (g)		5,425	5,283
5.75% 9/1/23		670	671
5.75% 1/15/24		4,245	4,266
6.5% 4/30/21		10,200	10,672
6.625% 1/31/22		8,220	8,569
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,686
5.125% 12/15/22		1,470	1,457
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		4,900	3,438
Comcast Corp. 5.5% 11/23/29	GBP	3,800	7,188
DISH DBS Corp.:
5% 3/15/23		3,985	3,686
5.125% 5/1/20		485	490
5.875% 7/15/22		15,180	14,876
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)		2,245	2,223
Gannett Co., Inc.:
4.875% 9/15/21 (g)		3,210	3,186
5.5% 9/15/24 (g)		3,210	3,178
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (g)		1,875	1,931
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,326
8.5% 7/15/29		8,920	9,634
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (l)		14,840	16,324
MDC Partners, Inc. 6.75% 4/1/20 (g)		5,465	5,445
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(l)		8,960	9,027
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Myriad International Holding BV 6% 7/18/20 (g)		$ 1,725	$ 1,870
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)		2,335	2,288
Numericable Group SA:
4.875% 5/15/19 (g)		6,705	6,638
6% 5/15/22 (g)		35,620	35,108
6.25% 5/15/24 (g)		27,408	26,963
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,641
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)		2,660	2,786
Regal Entertainment Group 5.75% 6/15/23		9,410	9,457
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,977
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)		5,800	5,771
4.625% 5/15/23 (g)		2,450	2,300
5.25% 8/15/22 (g)		6,945	7,258
5.375% 4/15/25 (g)		4,685	4,521
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,359
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,690	6,907
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)		5,540	5,647
VTR Finance BV 6.875% 1/15/24 (g)		4,800	4,905
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(l)		955	972
WMG Acquisition Corp.:
5.625% 4/15/22 (g)		955	960
6.75% 4/15/22 (g)		3,825	3,653
			340,866
Specialty Retail - 0.4%
CST Brands, Inc. 5% 5/1/23		1,320	1,313
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(l)		2,275	2,309
Jaguar Land Rover PLC 4.25% 11/15/19 (g)		4,485	4,541
L Brands, Inc. 5.625% 10/15/23		4,625	4,856
L Brands, Inc. 5.625% 2/15/22		6,880	7,241
Sally Holdings LLC 6.875% 11/15/19		3,305	3,454
Sonic Automotive, Inc. 5% 5/15/23		800	782
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tenedora Nemak SA de CV 5.5% 2/28/23 (g)		$ 6,460	$ 6,622
The Men's Wearhouse, Inc. 7% 7/1/22		1,580	1,691
			32,809
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (g)		1,720	1,582
7.75% 2/1/19		855	881
PVH Corp. 4.5% 12/15/22		10,925	10,816
			13,279
TOTAL CONSUMER DISCRETIONARY			698,134
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,238
4.75% 11/15/24		4,475	4,486
JB y Co. SA de CV 3.75% 5/13/25 (g)		1,875	1,819
			9,543
Food & Staples Retailing - 0.6%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (g)(l)		4,670	4,320
9.25% 2/15/19 (g)		5,285	5,338
ESAL GmbH 6.25% 2/5/23 (g)		13,590	13,386
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (g)		1,265	1,208
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,450	3,476
Rite Aid Corp.:
6.125% 4/1/23 (g)		8,710	8,971
6.75% 6/15/21		12,320	12,936
9.25% 3/15/20		3,570	3,869
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)		1,465	1,575
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (g)		4,305	4,310
			59,389
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,142
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Barry Callebaut Services NV 5.5% 6/15/23 (g)		$ 5,915	$ 6,299
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		5,550	5,786
Gruma S.A.B. de CV 4.875% 12/1/24 (g)		2,200	2,291
H.J. Heinz Co.:
4.125% 7/1/27 (Reg. S)	GBP	4,900	7,682
4.25% 10/15/20		9,880	10,090
JBS Investments GmbH 7.25% 4/3/24 (g)		14,755	15,179
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)		7,650	7,562
5.875% 7/15/24 (g)		2,350	2,365
7.25% 6/1/21 (g)		2,960	3,119
8.25% 2/1/20 (g)		3,315	3,514
Mondelez International, Inc. 1.625% 3/8/27	EUR	4,200	4,214
Pilgrim's Pride Corp. 5.75% 3/15/25 (g)		6,540	6,605
Post Holdings, Inc.:
6% 12/15/22 (g)		2,340	2,252
7.375% 2/15/22		2,500	2,544
Sigma Alimentos SA de CV 6.875% 12/16/19 (g)		1,940	2,236
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,672
			88,552
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (g)		2,800	2,765
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (g)		4,470	4,537
6.375% 11/15/20		1,415	1,496
6.625% 11/15/22		1,675	1,784
			10,582
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,264
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)		1,235	1,155
Prestige Brands, Inc. 8.125% 2/1/20		770	822
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,319
			21,560
TOTAL CONSUMER STAPLES			189,626
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 6.8%
Energy Equipment & Services - 0.6%
Basic Energy Services, Inc. 7.75% 10/15/22		$ 3,640	$ 2,876
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (g)		3,100	2,961
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (g)		1,955	1,716
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,040
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,004
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,792
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	108
Hornbeck Offshore Services, Inc.:
5% 3/1/21		444	382
5.875% 4/1/20		3,990	3,671
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	4,050	4,198
Offshore Group Investment Ltd.:
7.125% 4/1/23		5,725	3,492
7.5% 11/1/19		2,265	1,393
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)		9,695	8,338
Precision Drilling Corp.:
5.25% 11/15/24		4,310	3,750
6.5% 12/15/21		940	912
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,425	1,357
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,137
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,615
Unit Corp. 6.625% 5/15/21		875	849
			51,591
Oil, Gas & Consumable Fuels - 6.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	6,910
4.875% 3/15/24		2,630	2,584
Afren PLC:
6.625% 12/9/20 (c)(g)		6,575	2,893
10.25% 4/8/19 (Reg. S) (c)		6,260	2,754
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (g)		6,920	4,706
7.375% 11/1/21 (g)		1,820	1,236
Antero Resources Corp. 5.625% 6/1/23 (g)		3,980	3,846
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,860	2,867
7.5% 9/15/20		8,045	8,467
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc. 9.875% 10/1/20		$ 1,845	$ 1,504
Citgo Holding, Inc. 10.75% 2/15/20 (g)		6,595	6,743
Citgo Petroleum Corp. 6.25% 8/15/22 (g)		6,280	6,170
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,120
6.5% 1/15/22		6,135	6,396
CONSOL Energy, Inc.:
5.875% 4/15/22		2,170	1,845
8% 4/1/23 (g)		10,870	10,313
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,903
6.125% 3/1/22		7,890	8,048
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,690
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	90
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	4,997
EDC Finance Ltd. 4.875% 4/17/20 (g)		7,590	6,630
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (g)		4,355	4,333
8.125% 9/15/23 (g)		3,960	4,084
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,379
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (g)		5,565	4,869
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375% 6/15/23 (g)		5,175	5,188
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	3,446
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		1,765	1,886
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,370
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		3,780	3,808
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	989
7% 6/15/23 (g)		4,305	4,230
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	1,499
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		3,765	4,066
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)		$ 4,000	$ 3,751
5.75% 10/1/25 (g)		4,310	4,138
7.625% 4/15/21 (g)		4,325	4,498
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,863
Indo Energy Finance BV 7% 5/7/18 (g)		1,175	969
Jupiter Resources, Inc. 8.5% 10/1/22 (g)		6,720	5,628
KazMunaiGaz Finance Sub BV 6% 11/7/44 (g)		2,275	1,951
KazMunaiGaz National Co. 5.75% 4/30/43 (g)		3,705	3,092
Kinder Morgan, Inc. 5.625% 11/15/23 (g)		3,115	3,314
Kosmos Energy Ltd. 7.875% 8/1/21 (g)		2,195	2,118
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	6,220
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		6,560	6,412
5.5% 2/15/23		3,215	3,299
Newfield Exploration Co.:
5.375% 1/1/26		5,450	5,396
5.625% 7/1/24		5,200	5,252
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,312
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (g)		5,360	5,025
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		15,449	12,668
Pan American Energy LLC 7.875% 5/7/21 (g)		1,985	2,032
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	9,861
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (g)		3,235	3,251
Peabody Energy Corp. 10% 3/15/22 (g)		4,360	2,703
Pemex Project Funding Master Trust:
6.625% 6/15/35		7,740	8,262
8.625% 12/1/23 (l)		500	615
PetroBakken Energy Ltd. 8.625% 2/1/20 (g)		9,160	5,885
Petrobras Global Finance BV:
1.896% 5/20/16 (l)		4,310	4,246
2% 5/20/16		1,450	1,433
2.4153% 1/15/19 (l)		5,765	5,330
3% 1/15/19		2,340	2,163
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
3.25% 3/17/17		$ 2,240	$ 2,209
6.25% 3/17/24		3,950	3,814
6.85% 6/5/15		4,250	3,487
7.25% 3/17/44		2,190	2,033
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		1,880	1,888
5.75% 1/20/20		2,150	2,130
6.875% 1/20/40		6,640	5,915
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,332
5.5% 4/12/37		2,200	755
8.5% 11/2/17 (g)		46,685	32,096
9.75% 5/17/35 (g)		10,275	4,156
12.75% 2/17/22 (g)		8,985	4,434
Petroleos Mexicanos:
3.5% 1/30/23		4,305	4,084
4.875% 1/24/22		3,930	4,087
4.875% 1/18/24		3,685	3,777
5.5% 1/21/21		2,545	2,760
5.5% 6/27/44		4,490	4,131
5.5% 6/27/44 (g)		3,250	2,990
5.625% 1/23/46 (g)		2,160	2,017
6.375% 1/23/45		5,900	6,055
6.5% 6/2/41		7,295	7,587
6.625% (g)(h)		19,963	19,888
Petronas Capital Ltd. 3.5% 3/18/25 (g)		2,020	1,998
PT Pertamina Persero:
4.875% 5/3/22 (g)		1,990	2,007
5.25% 5/23/21 (g)		2,185	2,264
6% 5/3/42 (g)		1,320	1,225
6.5% 5/27/41 (g)		6,280	6,225
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,702
Range Resources Corp. 5% 3/15/23		9,130	8,947
Rice Energy, Inc.:
6.25% 5/1/22		7,770	7,712
7.25% 5/1/23 (g)		1,695	1,737
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,845
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc.: - continued
5.875% 6/1/22		$ 4,750	$ 5,071
RSP Permian, Inc. 6.625% 10/1/22 (g)		1,785	1,825
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (g)		8,895	8,806
SemGroup Corp. 7.5% 6/15/21		4,100	4,285
Sibur Securities Ltd. 3.914% 1/31/18 (g)		5,840	5,479
SM Energy Co. 5.625% 6/1/25		2,100	2,079
Southern Star Central Corp. 5.125% 7/15/22 (g)		2,570	2,609
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (g)		3,040	3,162
Teekay Corp. 8.5% 1/15/20		3,695	4,111
Teine Energy Ltd. 6.875% 9/30/22 (g)		4,615	4,453
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,219
Tesoro Corp. 5.375% 10/1/22		3,340	3,390
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (g)		2,540	2,635
5.875% 10/1/20		791	819
6.125% 10/15/21		2,735	2,851
6.25% 10/15/22 (g)		2,715	2,810
Transportadora de Gas del Sur SA 9.625% 5/14/20 (g)		10,149	10,250
W&T Offshore, Inc. 8.5% 6/15/19		4,890	3,392
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (g)		1,835	1,890
Western Refining, Inc. 6.25% 4/1/21		8,595	8,659
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,410
5.75% 3/15/21		3,480	3,424
WPX Energy, Inc. 6% 1/15/22		7,035	6,947
YPF SA:
8.5% 7/28/25 (g)		4,275	4,232
8.75% 4/4/24 (g)		8,815	8,947
8.875% 12/19/18 (g)		6,430	6,832
Zhaikmunai International BV 7.125% 11/13/19 (g)		6,980	6,605
			578,025
TOTAL ENERGY			629,616
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 8.0%
Banks - 3.2%
ABN AMRO Bank NV:
2.875% 6/30/25 (Reg. S)	EUR	500	$ 561
7.125% 7/6/22	EUR	5,250	7,468
Banco Daycoval SA 5.75% 3/19/19 (g)		345	358
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,217	2,328
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		1,940	2,018
5.75% 9/26/23 (g)		2,445	2,496
6.369% 6/16/18 (g)		2,200	2,354
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	7,369
Bank of Ireland 1.25% 4/9/20	EUR	16,800	18,161
Banque Centrale de Tunisie 5.75% 1/30/25 (g)		3,560	3,475
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	3,800	5,245
BBVA Bancomer SA 6.75% 9/30/22 (g)		1,300	1,432
BBVA Colombia SA 4.875% 4/21/25 (g)		1,295	1,267
BBVA Paraguay SA 9.75% 2/11/16 (g)		4,580	4,744
CIT Group, Inc.:
5% 8/15/22		8,305	8,222
5.375% 5/15/20		10,385	10,826
5.5% 2/15/19 (g)		10,070	10,498
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	6,100	6,641
Development Bank of Philippines 8.375% (h)(l)		6,765	7,104
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,147
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,575	4,638
6.25% 4/30/19 (g)		3,645	3,675
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (g)		7,045	7,278
7.75% 7/5/17 (Reg. S)		1,100	1,136
GTB Finance BV:
6% 11/8/18 (g)		7,230	6,858
7.5% 5/19/16 (g)		4,675	4,733
HSBC Bank PLC 5% 3/20/23 (l)	GBP	9,056	14,967
HSBC Holdings PLC 3% 6/30/25	EUR	3,350	3,722
HSBK BV 7.25% 5/3/17 (g)		8,370	8,642
Industrial Senior Trust 5.5% 11/1/22 (g)		575	556
ING Bank NV:
6.125% 5/29/23 (l)	EUR	10,945	13,729
6.875% 5/29/23 (l)	GBP	6,500	11,349
Intesa Sanpaolo SpA 1.125% 1/14/20 (Reg. S)	EUR	7,300	7,940
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Itau Unibanco Holding SA:
2.85% 5/26/18 (g)		$ 2,150	$ 2,133
5.125% 5/13/23 (Reg. S)		3,660	3,572
6.2% 12/21/21 (Reg. S)		3,275	3,461
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	9,700	10,219
Lloyds Bank PLC 6.5% 3/24/20	EUR	4,950	6,589
National Westminster Bank PLC 6.5% 9/7/21	GBP	4,430	7,782
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		2,985	3,007
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		2,840	2,931
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	13,850	18,171
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,729
RSHB Capital SA 5.298% 12/27/17 (g)		3,840	3,752
SB Capital SA 5.5% 2/26/24 (g)(l)		7,365	6,097
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (g)		1,400	1,410
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (g)(l)		2,150	2,112
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	7,500	8,883
6.95% 10/31/22 (Reg. S)	EUR	1,150	1,481
Zenith Bank PLC 6.25% 4/22/19 (g)		8,770	8,408
			293,674
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (g)		6,585	6,898
Criteria Caixaholding SA 1.625% 4/21/22	EUR	13,100	13,817
Morgan Stanley 5.375% 8/10/20	EUR	7,200	9,661
			30,376
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,278
4.5% 5/15/21 (g)		8,055	8,095
4.625% 7/1/22		4,275	4,286
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,443
4.625% 3/30/25		1,500	1,429
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
5.125% 9/30/24		$ 16,971	$ 17,013
Credito Real S.A.B. de CV 7.5% 3/13/19 (g)		2,775	2,914
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	12,200	13,176
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,460
General Motors Acceptance Corp. 8% 11/1/31		9,006	11,483
GMAC LLC 8% 11/1/31		72,978	87,391
Navient Corp.:
5% 10/26/20		3,110	3,048
5.875% 10/25/24		6,710	6,307
SLM Corp.:
5.5% 1/25/23		22,735	21,598
7.25% 1/25/22		12,720	13,420
8% 3/25/20		7,185	8,011
			218,352
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (g)		2,880	2,333
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,314
5.875% 2/1/22		18,530	18,877
6% 8/1/20		25,690	26,525
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (g)		3,130	3,112
MSCI, Inc. 5.25% 11/15/24 (g)		2,735	2,769
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	13,250	15,663
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,730	2,361
7.75% 1/27/18		4,795	4,672
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,059
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	3,900	4,405
			95,090
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)		9,770	9,965
Society of Lloyd's 4.75% 10/30/24	GBP	2,700	4,264
			14,229
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
Communications Sales & Leasing, Inc.:
6% 4/15/23 (g)		$ 1,895	$ 1,853
8.25% 10/15/23 (g)		4,260	4,185
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,330
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	712
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,802
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		4,335	4,622
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,728
Prologis LP 3% 6/2/26	EUR	6,700	7,752
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	2,118	2,411
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,905
			50,300
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		9,605	9,701
5.25% 3/15/25		5,100	5,279
Deutsche Annington Finance BV 2.125% 7/9/22 (Reg. S)	EUR	2,924	3,306
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,000	4,963
Howard Hughes Corp. 6.875% 10/1/21 (g)		10,865	11,517
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	284
11.5% 7/20/20 (Reg. S)		15	17
Realogy Corp. 9% 1/15/20 (g)		3,740	4,030
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (g)		7,370	7,259
			46,356
TOTAL FINANCIALS			748,377
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (g)		1,935	1,969
Hologic, Inc. 5.25% 7/15/22 (g)(i)		4,650	4,749
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (g)		$ 2,040	$ 2,076
5.5% 4/15/25 (g)		1,700	1,649
			10,443
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		4,130	4,166
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,191
5.25% 4/15/25		13,180	13,707
5.375% 2/1/25		8,650	8,791
5.875% 3/15/22		19,190	20,869
5.875% 5/1/23		7,155	7,602
6.5% 2/15/20		9,920	11,086
7.5% 2/15/22		12,110	13,911
HealthSouth Corp. 5.75% 11/1/24		6,425	6,562
InVentiv Health, Inc. 11% 8/15/18 (g)(l)		905	873
Kindred Escrow Corp. II:
8% 1/15/20 (g)		4,440	4,751
8.75% 1/15/23 (g)		3,330	3,617
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)		2,060	2,104
Quintiles Transnational Corp. 4.875% 5/15/23 (g)		3,340	3,357
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,160
5.5% 2/1/21		2,250	2,329
Tenet Healthcare Corp.:
6.75% 6/15/23 (g)		7,335	7,482
6.875% 11/15/31		11,540	10,675
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,489
			135,722
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (g)(l)		4,255	4,345
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	8,100	8,721
			13,066
Pharmaceuticals - 0.9%
Concordia Healthcare Corp. 7% 4/15/23 (g)		2,090	2,090
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (g)(i)		$ 5,410	$ 5,532
6% 2/1/25 (g)		6,115	6,214
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (g)(l)		2,295	2,329
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)		5,922	6,618
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)		1,615	1,651
6.75% 8/15/21 (g)		4,210	4,389
7.5% 7/15/21 (g)		4,070	4,380
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (g)		7,635	7,883
5.875% 5/15/23 (g)		20,705	21,223
6.125% 4/15/25 (g)		14,710	15,133
VPI Escrow Corp. 6.375% 10/15/20 (g)		9,225	9,715
			87,157
TOTAL HEALTH CARE			246,388
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		842	789
Bombardier, Inc. 6.125% 1/15/23 (g)		2,240	1,988
GenCorp, Inc. 7.125% 3/15/21		1,340	1,427
Huntington Ingalls Industries, Inc. 5% 12/15/21 (g)		2,700	2,747
KLX, Inc. 5.875% 12/1/22 (g)		11,260	11,371
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,890
			23,212
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (g)		5,235	5,594
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (g)		1,526	1,587
7.75% 4/15/21 (g)		3,800	4,057
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,280
Aviation Capital Group Corp. 4.625% 1/31/18 (g)		3,555	3,680
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		$ 731	$ 773
6.125% 4/29/18		1,720	1,793
7.25% 11/10/19		3,788	4,356
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,770	8,916
8.021% 8/10/22		2,618	3,004
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,372	2,300
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,737	1,959
8.028% 11/1/17		462	514
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,588
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,060	4,709
Series 2012-2 Class B, 6.75% 12/3/22		1,683	1,826
Series 2013-1 Class B, 5.375% 5/15/23		2,234	2,289
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,039	4,392
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,001
			56,024
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (g)		1,380	1,397
6.125% 4/1/25 (g)		1,380	1,390
			2,787
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		13,075	13,729
APX Group, Inc.:
6.375% 12/1/19		3,875	3,759
8.75% 12/1/20		5,230	4,707
Bakercorp International, Inc. 8.25% 6/1/19		830	710
Cenveo Corp. 6% 8/1/19 (g)		2,480	2,331
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,020
5.25% 8/1/20		3,395	3,446
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,104
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp.: - continued
7.25% 12/1/20		$ 4,940	$ 5,187
Garda World Security Corp. 7.25% 11/15/21 (g)		1,825	1,752
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,935
7% 2/15/22		3,500	3,763
7.875% 3/15/21		4,975	5,616
TMS International Corp. 7.625% 10/15/21 (g)		970	946
			54,005
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (g)		2,165	2,192
5.875% 10/15/24 (g)		1,855	1,881
Cementos Progreso Trust 7.125% 11/6/23 (g)		1,870	1,991
MasTec, Inc. 4.875% 3/15/23		5,255	4,795
Odebrecht Finance Ltd. 4.375% 4/25/25 (g)		2,170	1,659
			12,518
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (g)		2,505	2,474
5% 10/1/25 (g)		4,355	4,241
			6,715
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (g)		1,490	1,527
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (g)		4,880	4,904
Terex Corp. 6% 5/15/21		4,755	4,779
			9,683
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)		5,205	5,127
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)		1,529	1,324
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)		4,035	3,864
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,130	2,754
			13,069
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
Pontis III Ltd. 0% (e)(g)(h)		$ 2,805	$ 2,791
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (g)		1,800	1,952
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (g)		1,870	1,910
			3,862
Trading Companies & Distributors - 1.4%
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,507
5.5% 2/15/22		4,250	4,338
6.25% 12/1/19		5,850	6,340
7.625% 4/15/20		3,750	4,242
Ashtead Capital, Inc. 5.625% 10/1/24 (g)		4,250	4,261
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,711
5.875% 4/1/19		13,663	14,567
5.875% 8/15/22		15,215	16,432
6.25% 5/15/19		19,100	20,652
8.25% 12/15/20		21,490	25,519
8.625% 1/15/22		21,585	26,334
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)		1,505	1,520
			134,423
Transportation Infrastructure - 0.2%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		6,026	6,448
Heathrow Funding Ltd. 6.25% 9/10/18	GBP	7,100	12,453
			18,901
TOTAL INDUSTRIALS			345,111
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)		7,530	7,963
8.875% 1/1/20 (g)		2,695	2,931
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (g)		6,705	6,772
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,222
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 17,025	$ 17,578
6.5% 1/15/28		6,255	6,443
			44,909
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,893
5% 2/15/23		2,495	2,544
			7,437
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,721
j2 Global, Inc. 8% 8/1/20		3,460	3,737
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,205
5.25% 4/1/25 (g)		4,270	4,259
			15,922
IT Services - 0.4%
Audatex North America, Inc.:
6% 6/15/21 (g)		9,200	9,453
6.125% 11/1/23 (g)		1,345	1,382
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,210
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)		2,360	2,496
First Data Corp.:
11.25% 1/15/21		2,564	2,846
11.75% 8/15/21		9,380	10,553
Global Cash Access, Inc. 10% 1/15/22 (g)		2,900	2,748
			33,688
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 7% 7/1/24		4,430	3,743
Entegris, Inc. 6% 4/1/22 (g)		1,275	1,310
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	1,950	2,129
Micron Technology, Inc.:
5.25% 8/1/23 (g)		1,740	1,668
5.25% 1/15/24 (g)		3,250	3,069
5.5% 2/1/25 (g)		12,245	11,474
5.625% 1/15/26 (g)		3,250	3,002
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc.: - continued
5.875% 2/15/22		$ 2,615	$ 2,661
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (g)		5,005	5,205
5.75% 3/15/23 (g)		12,445	12,943
STATS ChipPAC Ltd. 4.5% 3/20/18 (g)		2,200	2,208
			49,412
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)		18,545	19,426
6.125% 9/15/23 (g)		4,825	5,175
Blue Coat Systems, Inc. 8.375% 6/1/23 (g)		3,790	3,856
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(l)		1,885	1,890
Italics Merger Sub, Inc. 7.125% 7/15/23 (g)		2,150	2,123
Nuance Communications, Inc. 5.375% 8/15/20 (g)		2,445	2,457
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(l)		3,425	3,468
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (g)		3,370	3,404
			41,799
Technology Hardware, Storage & Peripherals - 0.1%
Project Homestake Merger Corp. 8.875% 3/1/23 (g)		2,375	2,304
Seagate HDD Cayman 4.75% 1/1/25 (g)		4,335	4,308
			6,612
TOTAL INFORMATION TECHNOLOGY			199,779
MATERIALS - 3.7%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	8,900	9,783
Chemtura Corp. 5.75% 7/15/21		2,355	2,390
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,865	5,381
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,781
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	39,686
4.69% 4/24/22		14,170	11,761
10% 10/15/20 (c)		14,170	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		$ 44,218	$ 0
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		2,020	2,065
OCP SA 5.625% 4/25/24 (g)		1,270	1,326
Platform Specialty Products Corp. 6.5% 2/1/22 (g)		3,325	3,433
PolyOne Corp.:
5.25% 3/15/23		3,085	3,054
7.375% 9/15/20		1,845	1,928
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)		3,435	3,349
8.25% 1/15/21 (g)		1,730	1,682
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)		2,120	2,088
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (g)		2,350	2,374
7.375% 2/1/20 (g)		1,680	1,697
The Chemours Company LLC:
6.625% 5/15/23 (g)		650	630
7% 5/15/25 (g)		3,465	3,361
TPC Group, Inc. 8.75% 12/15/20 (g)		7,335	6,785
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)		2,450	2,625
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)		13,010	13,108
5.625% 10/1/24 (g)		2,840	2,876
			123,163
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (g)		1,500	1,485
9.375% 10/12/22 (g)		2,370	2,640
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)		1,685	1,550
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		3,215	3,127
Union Andina de Cementos SAA 5.875% 10/30/21 (g)		2,055	2,078
			10,880
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(l)		12,304	12,691
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)		$ 9,740	$ 9,716
6.25% 1/31/19 (g)		2,410	2,452
6.75% 1/31/21 (g)		4,915	5,026
7% 11/15/20 (g)		530	541
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)		5,435	5,425
6% 6/15/17 (g)		2,720	2,720
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		2,060	1,833
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,679
7.5% 12/15/96		3,685	3,547
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,571
Sealed Air Corp. 5.25% 4/1/23 (g)		2,540	2,556
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,864
			70,621
Metals & Mining - 1.4%
Aleris International, Inc. 6% 6/1/20 (g)		33	33
Alrosa Finance SA 7.75% 11/3/20 (g)		2,285	2,388
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (g)		7,943	5,084
8.25% 3/31/20 (g)		3,265	3,085
Compania Minera Ares SAC 7.75% 1/23/21 (g)		2,880	2,956
CSN Resources SA 6.5% 7/21/20 (g)		1,600	1,360
Edgen Murray Corp. 8.75% 11/1/20 (g)		3,848	4,156
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)		3,790	3,212
EVRAZ Group SA:
6.5% 4/22/20 (g)		5,345	4,835
9.5% 4/24/18 (Reg. S)		9,565	9,849
Evraz, Inc. NA Canada 7.5% 11/15/19 (g)		5,600	5,516
Ferrexpo Finance PLC 10.375% 4/7/19 (g)		6,330	5,286
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)		3,138	3,036
7% 2/15/21 (g)		3,533	3,378
7.25% 5/15/22 (g)		3,980	3,806
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (g)		$ 6,140	$ 5,618
4.875% 10/7/20 (Reg. S)		400	366
GTL Trade Finance, Inc. 5.893% 4/29/24 (g)		3,450	3,365
Metalloinvest Finance Ltd. 5.625% 4/17/20 (g)		1,880	1,720
Metinvest BV:
8.75% 2/14/18 (Reg. S)		955	535
10.5% 11/28/17 (g)		10,548	6,065
10.5% 11/28/17 (Reg. S)		187	108
Mirabela Nickel Ltd. 1% 9/10/44 (g)		14	0
Murray Energy Corp. 11.25% 4/15/21 (g)		8,770	7,367
New Gold, Inc. 7% 4/15/20 (g)		1,480	1,532
Nord Gold NV 6.375% 5/7/18 (g)		5,685	5,628
Polyus Gold International Ltd.:
5.625% 4/29/20 (g)		10,085	9,480
5.625% 4/29/20 (Reg. S)		500	470
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,058
11.25% 10/15/18		7,091	7,162
Southern Copper Corp.:
6.75% 4/16/40		220	227
7.5% 7/27/35		3,875	4,340
Steel Dynamics, Inc.:
5.125% 10/1/21		1,280	1,283
5.25% 4/15/23		1,805	1,791
5.5% 10/1/24		3,200	3,200
Vale Overseas Ltd. 6.875% 11/21/36		2,160	2,088
Vedanta Resources PLC 6.75% 6/7/16 (g)		3,410	3,491
Walter Energy, Inc. 9.5% 10/15/19 (g)		2,645	1,428
			132,302
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,486
Mercer International, Inc.:
7% 12/1/19		3,105	3,245
7.75% 12/1/22		5,580	5,999
NewPage Corp.:
0% 5/1/12 (c)(l)		1,770	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
11.375% 12/31/14 (c)		$ 4,404	$ 0
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		5,480	0
			10,730
TOTAL MATERIALS			347,696
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (g)		10,799	10,799
6.625% 2/15/23 (g)		8,265	8,205
7.875% 12/15/19 (g)		4,820	5,073
Altice Finco SA:
8.125% 1/15/24 (g)		8,730	8,817
9.875% 12/15/20 (g)		5,655	6,221
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,528
9% 8/15/31		3,655	3,326
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,742
Eileme 2 AB 11.625% 1/31/20 (g)		9,395	10,428
FairPoint Communications, Inc. 8.75% 8/15/19 (g)		4,990	5,190
Frontier Communications Corp. 8.5% 4/15/20		12,120	12,671
GCI, Inc. 6.875% 4/15/25		4,240	4,282
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		3,445	3,566
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,650
Level 3 Financing, Inc.:
5.125% 5/1/23 (g)		4,340	4,232
5.375% 5/1/25 (g)		4,340	4,183
Lynx I Corp. 5.375% 4/15/21 (g)		2,898	2,985
Lynx II Corp. 6.375% 4/15/23 (g)		1,820	1,881
Qtel International Finance Ltd. 5% 10/19/25 (g)		2,155	2,320
Sprint Capital Corp.:
6.875% 11/15/28		15,690	13,493
8.75% 3/15/32		7,721	7,509
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		1,880	1,946
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications:
6.875% 9/15/33		$ 2,535	$ 2,507
7.25% 9/15/25		535	611
7.25% 10/15/35		1,455	1,491
UPCB Finance IV Ltd. 5.375% 1/15/25 (g)		4,635	4,424
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,118
			143,198
Wireless Telecommunication Services - 3.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,815
Comcel Trust 6.875% 2/6/24 (g)		1,875	1,973
Digicel Group Ltd.:
6% 4/15/21 (g)		27,845	26,846
6.75% 3/1/23 (g)		1,880	1,843
7% 2/15/20 (g)		2,330	2,412
7.125% 4/1/22 (g)		30,060	28,548
8.25% 9/30/20 (g)		32,570	32,651
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		12,000	10,920
7.5% 4/1/21		5,185	5,127
Millicom International Cellular SA:
4.75% 5/22/20 (g)		4,710	4,529
6% 3/15/25 (g)		3,755	3,624
6.625% 10/15/21 (g)		1,475	1,516
MTS International Funding Ltd. 8.625% 6/22/20 (g)		9,215	9,933
Sprint Corp. 7.125% 6/15/24		1,565	1,452
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,668
6.125% 1/15/22		7,790	8,043
6.25% 4/1/21		15,470	15,857
6.375% 3/1/25		33,465	34,218
6.5% 1/15/24		20,640	21,311
6.625% 4/1/23		20,286	21,072
6.633% 4/28/21		7,440	7,719
6.731% 4/28/22		4,835	5,040
6.836% 4/28/23		5,580	5,866
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,622
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 2,150	$ 2,301
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		13,615	13,666
VimpelCom Holdings BV:
9% 2/13/18 (g)	RUB	60,220	1,000
9% 2/13/18 (Reg S.)	RUB	96,940	1,610
			283,182
TOTAL TELECOMMUNICATION SERVICES			426,380
UTILITIES - 2.0%
Electric Utilities - 0.8%
E.ON International Finance BV 5.875% 10/30/37	GBP	5,000	9,306
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		24,490	27,551
11.75% 3/1/22 (c)(g)		22,732	25,886
Lamar Funding Ltd. 3.958% 5/7/25 (g)		1,875	1,823
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,790
RJS Power Holdings LLC 5.125% 7/15/19 (g)		4,245	4,160
			72,516
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,095	2,158
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,463
8% 3/1/32		3,400	4,036
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,545
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,905
			19,107
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 7.875% 1/15/23 (g)		4,840	5,227
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		10,985	13,017
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Energy Future Holdings Corp.: - continued
11.25% 11/1/17 pay-in-kind (c)(l)		$ 8,822	$ 10,454
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,815	1,897
PPL Energy Supply LLC 6.5% 6/1/25 (g)		3,425	3,425
TerraForm Power Operating LLC 5.875% 2/1/23 (g)		2,680	2,720
The AES Corp.:
4.875% 5/15/23		5,485	5,156
5.5% 3/15/24		2,635	2,536
TXU Corp.:
5.55% 11/15/14 (c)		1,864	1,967
6.5% 11/15/24 (c)		15,240	16,002
6.55% 11/15/34 (c)		29,755	31,243
			93,644
TOTAL UTILITIES			185,267
TOTAL NONCONVERTIBLE BONDS			4,016,374
TOTAL CORPORATE BONDS (Cost $3,966,522)			4,016,974
U.S. Government and Government Agency Obligations - 15.4%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		8,670	8,714
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,181
5.25% 9/15/39		1,138	1,380
5.375% 4/1/56		3,247	3,908
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			29,183
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		23,521	21,324
1.375% 2/15/44		12,234	12,964
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			34,288
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - 14.0%
U.S. Treasury Bonds:
3% 5/15/45		$ 14,332	$ 13,978
3.375% 5/15/44		5,044	5,273
3.625% 2/15/44		75,957	83,137
4.25% 5/15/39		17,000	20,433
5.25% 2/15/29		18,341	23,888
5.375% 2/15/31 (k)		16,479	22,108
6.125% 8/15/29 (j)		9,280	13,107
7.5% 11/15/16		2,850	3,125
7.5% 11/15/24		5,690	8,210
7.875% 2/15/21		6,800	9,021
8.125% 5/15/21		9,286	12,526
U.S. Treasury Notes:
0.25% 7/15/15		22,225	22,227
0.25% 5/15/16		10,407	10,402
0.375% 1/15/16		35,003	35,041
0.375% 10/31/16		25,000	24,973
0.5% 2/28/17		3,924	3,920
0.5% 7/31/17		16,952	16,888
0.625% 12/31/16		65,882	65,995
0.75% 4/15/18		12,453	12,380
0.875% 1/31/17		1,865	1,875
0.875% 5/15/17		8,337	8,373
0.875% 8/15/17		28,906	29,008
0.875% 10/15/17		8,270	8,285
0.875% 1/31/18		8,149	8,148
0.875% 7/31/19		34,096	33,366
1% 9/30/16		56,457	56,863
1% 10/31/16		35,137	35,387
1% 5/15/18		10,000	10,005
1% 5/31/18		23,293	23,286
1.125% 6/15/18		5,000	5,016
1.375% 7/31/18		4,355	4,396
1.375% 9/30/18		11,963	12,054
1.375% 2/28/19		41,776	41,897
1.375% 3/31/20		4,936	4,884
1.375% 4/30/20		42,203	41,705
1.5% 12/31/18		5,624	5,676
1.5% 1/31/19		38,339	38,663
1.5% 5/31/20		17,150	17,039
1.5% 1/31/22		25,140	24,311
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 4/30/19		$ 50,979	$ 51,517
1.625% 6/30/19		39,152	39,495
1.625% 12/31/19		10,776	10,811
1.75% 9/30/19		39,910	40,356
1.75% 3/31/22		3,760	3,688
1.875% 8/31/17		7,700	7,892
1.875% 9/30/17		5,400	5,534
1.875% 10/31/17		13,764	14,106
2% 5/31/21		24,000	24,135
2% 2/15/25		5,586	5,419
2.125% 6/30/21		11,000	11,126
2.125% 6/30/22		23,000	23,074
2.25% 3/31/21		51,137	52,204
2.25% 4/30/21		45,402	46,321
2.25% 11/15/24		6,266	6,217
2.375% 7/31/17		21,976	22,735
2.375% 6/30/18		7,978	8,293
2.375% 8/15/24		27,099	27,205
2.625% 4/30/16		3,137	3,197
2.75% 11/30/16		7,000	7,222
3% 9/30/16		8,408	8,677
3% 2/28/17		34,584	35,975
3.5% 2/15/18		18,226	19,449
4.5% 5/15/17		13,745	14,733
TOTAL U.S. TREASURY OBLIGATIONS			1,306,250
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5235% 12/7/20 (NCUA Guaranteed) (l)		1,995	1,997
Series 2011-R1 Class 1A, 0.6305% 1/8/20 (NCUA Guaranteed) (l)		4,382	4,403
Series 2011-R4 Class 1A, 0.5605% 3/6/20 (NCUA Guaranteed) (l)		1,617	1,619
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		$ 31,000	$ 31,915
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,025
TOTAL OTHER GOVERNMENT RELATED			66,959
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,417,887)			1,436,680
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 0.2%
1.865% 10/1/35 (l)		23	25
1.915% 11/1/33 (l)		51	54
1.925% 9/1/33 (l)		443	465
1.925% 11/1/35 (l)		359	377
2.045% 1/1/35 (l)		223	235
2.052% 6/1/36 (l)		46	49
2.142% 9/1/36 (l)		103	110
2.19% 3/1/37 (l)		25	27
2.231% 3/1/33 (l)		104	110
2.278% 6/1/47 (l)		144	154
2.289% 11/1/36 (l)		40	42
2.321% 7/1/35 (l)		167	178
2.36% 2/1/37 (l)		456	487
2.44% 5/1/36 (l)		49	53
2.512% 4/1/36 (l)		319	342
2.526% 2/1/36 (l)		37	40
2.557% 6/1/42 (l)		384	398
2.691% 2/1/42 (l)		2,086	2,165
2.725% 8/1/35 (l)		669	717
2.765% 1/1/42 (l)		1,854	1,927
2.96% 11/1/40 (l)		222	233
2.982% 9/1/41 (l)		248	259
3.059% 10/1/41 (l)		99	102
3.234% 7/1/41 (l)		406	430
3.308% 10/1/41 (l)		220	232
3.5% 1/1/26 to 9/1/26		95	100
3.554% 7/1/41 (l)		434	460
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5% 5/1/22		$ 6	$ 6
5.5% 10/1/20 to 1/1/29		3,805	4,155
6% 6/1/16 to 10/1/16		12	12
6.5% 6/1/16 to 8/1/36		4,950	5,748
7.5% 1/1/28		30	35
TOTAL FANNIE MAE			19,727
Freddie Mac - 0.2%
1.82% 3/1/35 (l)		114	118
1.825% 3/1/37 (l)		18	18
1.852% 1/1/36 (l)		93	98
2.022% 2/1/37 (l)		53	56
2.05% 6/1/37 (l)		30	32
2.06% 1/1/37 (l)		274	291
2.095% 8/1/37 (l)		77	82
2.1% 7/1/35 (l)		156	167
2.121% 5/1/37 (l)		77	83
2.23% 6/1/33 (l)		254	271
2.333% 4/1/37 (l)		92	99
2.346% 10/1/36 (l)		341	361
2.351% 10/1/35 (l)		136	144
2.385% 5/1/37 (l)		914	976
2.385% 5/1/37 (l)		465	499
2.403% 10/1/42 (l)		2,269	2,395
2.415% 6/1/37 (l)		273	293
2.436% 5/1/37 (l)		71	76
2.448% 6/1/37 (l)		57	61
2.49% 9/1/35 (l)		63	68
2.506% 2/1/36 (l)		6	6
2.545% 7/1/36 (l)		90	96
2.595% 4/1/37 (l)		9	9
2.673% 7/1/35 (l)		236	253
3.072% 10/1/35 (l)		48	51
3.081% 9/1/41 (l)		2,344	2,446
3.217% 9/1/41 (l)		244	256
3.242% 4/1/41 (l)		264	277
3.292% 6/1/41 (l)		302	320
3.47% 5/1/41 (l)		276	291
3.624% 6/1/41 (l)		427	454
3.705% 5/1/41 (l)		374	398
6% 1/1/24		1,350	1,492
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.5% 10/1/15 to 3/1/22		$ 532	$ 579
8.5% 3/1/20		0*	0*
TOTAL FREDDIE MAC			13,116
Ginnie Mae - 0.7%
4.3% 8/20/61 (q)		3,395	3,589
4.53% 10/20/62 (q)		3,579	3,899
4.55% 5/20/62 (q)		20,205	21,837
4.626% 3/20/62 (q)		4,308	4,646
4.649% 2/20/62 (q)		2,374	2,559
4.65% 3/20/62 (q)		3,943	4,257
4.682% 2/20/62 (q)		2,925	3,152
4.684% 1/20/62 (q)		13,765	14,815
5.47% 8/20/59 (q)		1,297	1,346
5.5% 11/15/35		1,923	2,184
5.612% 4/20/58 (q)		994	1,013
6% 6/15/36		3,933	4,533
7% 9/15/25 to 8/15/31		24	28
7.5% 2/15/22 to 8/15/28		45	53
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			67,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $98,263)			100,754
Collateralized Mortgage Obligations - 2.5%

U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.687% 9/25/23 (l)		424	426
Series 2010-15 Class FJ, 1.117% 6/25/36 (l)		4,604	4,693
Series 2010-86 Class FE, 0.637% 8/25/25 (l)		517	521
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		10	10
Series 2003-70 Class BJ, 5% 7/25/33		462	514
Series 2005-19 Class PA, 5.5% 7/25/34		1,578	1,715
Series 2005-27 Class NE, 5.5% 5/25/34		1,565	1,627
Series 2005-52 Class PB, 6.5% 12/25/34		38	38
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35		$ 1,541	$ 1,693
Series 2005-68 Class CZ, 5.5% 8/25/35		3,818	4,288
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,548
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		41	43
Series 2003-117 Class MD, 5% 12/25/23		1,011	1,118
Series 2004-91 Class Z, 5% 12/25/34		4,264	4,740
Series 2005-117 Class JN, 4.5% 1/25/36		808	882
Series 2005-14 Class ZB, 5% 3/25/35		1,570	1,745
Series 2006-72 Class CY, 6% 8/25/26		1,363	1,512
Series 2009-59 Class HB, 5% 8/25/39		2,187	2,430
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		288	25
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		439	37
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,707	402
Series 2010-39 Class FG, 1.107% 3/25/36 (l)		2,852	2,927
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		942	72
Series 2011-67 Class AI, 4% 7/25/26 (n)		787	91
Series 2012-27 Class EZ, 4.25% 3/25/42		3,569	3,848
Freddie Mac:
floater:
Series 2630 Class FL, 0.6855% 6/15/18 (l)		12	12
Series 2711 Class FC, 1.0855% 2/15/33 (l)		1,725	1,756
floater planned amortization class Series 2770 Class FH, 0.5855% 3/15/34 (l)		1,841	1,856
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		60	66
Series 2376 Class JE, 5.5% 11/15/16		31	32
Series 2381 Class OG, 5.5% 11/15/16		15	16
Series 2425 Class JH, 6% 3/15/17		50	52
Series 2672 Class MG, 5% 9/15/23		3,295	3,578
Series 2996 Class MK, 5.5% 6/15/35		158	178
Series 3415 Class PC, 5% 12/15/37		762	822
Series 3763 Class QA, 4% 4/15/34		1,660	1,725
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,047	3,142
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		7,088	8,006
Series 2303 Class ZV, 6% 4/15/31		142	157
Series 2877 Class ZD, 5% 10/15/34		5,026	5,584
Series 3745 Class KV, 4.5% 12/15/26		3,363	3,727
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3843 Class PZ, 5% 4/15/41		$ 1,035	$ 1,206
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.684% 7/20/37 (l)		937	944
Series 2008-2 Class FD, 0.664% 1/20/38 (l)		236	238
Series 2008-73 Class FA, 1.044% 8/20/38 (l)		1,417	1,445
Series 2008-83 Class FB, 1.084% 9/20/38 (l)		1,417	1,446
Series 2009-108 Class CF, 0.7834% 11/16/39 (l)		1,147	1,159
Series 2009-116 Class KF, 0.7134% 12/16/39 (l)		905	914
Series 2010-9 Class FA, 0.7034% 1/16/40 (l)		1,473	1,486
Series 2010-H17 Class FA, 0.5115% 7/20/60 (l)(q)		4,935	4,912
Series 2010-H18 Class AF, 0.4776% 9/20/60 (l)(q)		5,761	5,738
Series 2010-H19 Class FG, 0.4776% 8/20/60 (l)(q)		6,812	6,785
Series 2010-H27 Series FA, 0.5576% 12/20/60 (l)(q)		2,174	2,174
Series 2011-H05 Class FA, 0.6776% 12/20/60 (l)(q)		3,730	3,743
Series 2011-H07 Class FA, 0.6823% 2/20/61 (l)(q)		6,913	6,936
Series 2011-H12 Class FA, 0.6723% 2/20/61 (l)(q)		8,579	8,605
Series 2011-H13 Class FA, 0.6776% 4/20/61 (l)(q)		3,322	3,333
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (l)(q)		3,864	3,880
Class FC, 0.6776% 5/20/61 (l)(q)		3,550	3,563
Series 2011-H17 Class FA, 0.7076% 6/20/61 (l)(q)		4,792	4,812
Series 2011-H21 Class FA, 0.7776% 10/20/61 (l)(q)		5,144	5,181
Series 2012-H01 Class FA, 0.8776% 11/20/61 (l)(q)		4,387	4,437
Series 2012-H03 Class FA, 0.8776% 1/20/62 (l)(q)		2,752	2,784
Series 2012-H06 Class FA, 0.8076% 1/20/62 (l)(q)		4,268	4,305
Series 2012-H07 Class FA, 0.8076% 3/20/62 (l)(q)		2,573	2,601
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2013-H19:
Class FC, 0.7776% 8/20/63 (l)(q)		$ 567	$ 572
Class FD, 0.7776% 8/20/63 (l)(q)		1,550	1,562
Series 2015-H13 Class FL, 0.461% 5/20/63 (l)(q)		21,486	21,486
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		173	176
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,754	305
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,385
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,012	11,901
Series 2010-H17 Class XP, 5.3001% 7/20/60 (l)(q)		14,982	16,142
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		11,393	12,290
Series 2012-64 Class KB, 5.2466% 5/20/41 (l)		856	970
Series 2013-124:
Class ES, 8.4213% 4/20/39 (l)(o)		4,219	4,863
Class ST, 8.5547% 8/20/39 (l)(o)		7,926	9,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $234,407)			237,024
Commercial Mortgage Securities - 1.5%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.534% 4/25/19 (l)		1,179	1,174
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,712
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,333
Series K009 Class A2, 3.808% 8/25/20		20,970	22,615
Series K034 Class A1, 2.669% 2/25/23		9,115	9,361
Series K717 Class A2, 2.991% 9/25/21		4,224	4,387
Series K039 Class A2, 3.303% 7/25/24		16,000	16,548
Series K042 Class A2, 2.67% 12/25/24		13,200	12,930
Series K501 Class A2, 1.655% 11/25/16		5,440	5,485
Series K714 Class A2, 3.034% 10/25/20		14,000	14,634
Series K716 Class A2, 3.13% 6/25/21		10,900	11,420
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac Multi-family Structured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		$ 12,190	$ 12,484
Series K044 Class A2, 2.811% 1/25/25		12,200	12,096
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $141,354)			141,179
Foreign Government and Government Agency Obligations - 16.5%

Arab Republic 5.875% 6/11/25 (g)		1,325	1,294
Arab Republic of Egypt 6.875% 4/30/40 (g)		650	635
Argentine Republic:
7% 10/3/15		11,985	11,931
7% 4/17/17		50,170	48,225
Australian Commonwealth:
2.75% 6/21/35 (Reg. S)	AUD	4,000	2,712
3.25% 4/21/25 (Reg. S)	AUD	73,925	58,154
Azerbaijan Republic 4.75% 3/18/24 (g)		1,390	1,416
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		18,150	17,941
8.95% 1/26/18		15,805	15,082
Brazilian Federative Republic:
5.625% 1/7/41		9,430	9,006
7.125% 1/20/37		10,285	11,622
8.25% 1/20/34		9,960	12,375
10% 1/1/17	BRL	11,360	3,471
Buenos Aires Province:
9.375% 9/14/18 (g)		1,930	1,896
9.95% 6/9/21		3,160	3,089
10.875% 1/26/21 (Reg. S)		11,261	11,317
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	27,150	30,251
2.5% 12/1/24	EUR	16,250	18,475
4.5% 3/1/24	EUR	12,500	16,437
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Canadian Government:
1.5% 2/1/17	CAD	20,200	$ 16,431
1.5% 3/1/20	CAD	30,650	25,305
2.25% 6/1/25	CAD	25,950	21,846
3.5% 12/1/45	CAD	14,200	14,321
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	762
City of Buenos Aires:
8.95% 2/19/21 (g)		6,510	6,640
9.95% 3/1/17 (g)		2,620	2,712
Colombian Republic:
4.375% 3/21/23	COP	7,084,000	2,457
5% 6/15/45		1,425	1,318
5.625% 2/26/44		1,425	1,443
6.125% 1/18/41		2,390	2,587
7.375% 9/18/37		2,450	3,020
10.375% 1/28/33		7,000	10,521
Congo Republic 4% 6/30/29		13,932	12,371
Costa Rican Republic:
4.25% 1/26/23 (g)		2,240	2,068
5.625% 4/30/43 (g)		640	528
7% 4/4/44 (g)		4,285	4,146
7.158% 3/12/45 (g)		300	293
Croatia Republic:
5.5% 4/4/23 (g)		1,350	1,388
6% 1/26/24 (g)		1,300	1,374
6.375% 3/24/21 (g)		2,545	2,745
6.625% 7/14/20 (g)		1,805	1,974
6.75% 11/5/19 (g)		1,910	2,102
Danish Kingdom 1.75% 11/15/25	DKK	72,000	11,541
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (g)		1,895	1,935
6.25% 10/4/20 (g)		3,455	3,537
6.25% 7/27/21 (g)		1,190	1,206
Dominican Republic:
1.25% 8/30/24 (l)		7,803	7,573
5.5% 1/27/25 (g)		2,360	2,366
5.875% 4/18/24 (g)		910	944
6.85% 1/27/45 (g)		4,605	4,697
7.45% 4/30/44 (g)		5,725	6,255
7.5% 5/6/21 (g)		3,640	4,086
El Salvador Republic:
7.625% 2/1/41 (g)		1,545	1,530
7.65% 6/15/35 (Reg. S)		1,910	1,920
8.25% 4/10/32 (Reg. S)		595	650
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Government OAT:
1.75% 5/25/23	EUR	4,100	$ 4,886
3.25% 5/25/45	EUR	5,250	7,200
Georgia Republic 6.875% 4/12/21 (g)		1,400	1,512
German Federal Republic:
0% 4/17/20	EUR	135,850	150,881
0.5% 2/15/25	EUR	36,600	39,778
2.5% 8/15/46	EUR	13,325	18,193
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,740
Hungarian Republic:
5.375% 3/25/24		2,242	2,430
5.75% 11/22/23		3,656	4,049
7.625% 3/29/41		3,675	4,870
Indonesian Republic:
3.375% 4/15/23 (g)		2,040	1,923
4.875% 5/5/21 (g)		615	653
5.25% 1/17/42 (g)		1,985	1,908
5.375% 10/17/23		1,850	1,991
5.875% 3/13/20 (g)		1,245	1,385
6.625% 2/17/37 (g)		4,000	4,520
6.75% 1/15/44 (g)		1,725	2,001
7.75% 1/17/38 (g)		7,525	9,585
7.875% 4/15/19	IDR	26,025,000	1,935
8.5% 10/12/35 (Reg. S)		6,195	8,363
Irish Republic 2% 2/18/45 (Reg.S)	EUR	7,850	7,644
Islamic Republic of Pakistan:
7.125% 3/31/16 (g)		9,605	9,857
7.25% 4/15/19 (g)		7,240	7,588
8.25% 4/15/24 (g)		1,500	1,631
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	34,704
5.5% 12/4/23		12,385	15,009
Italian Republic 4.75% 9/1/44	EUR	5,700	8,000
Ivory Coast 5.75% 12/31/32		7,875	7,384
Japan Government:
0.1% 10/15/15	JPY	2,297,000	18,774
0.1% 2/15/16	JPY	2,600,000	21,257
0.1% 3/15/16	JPY	2,500,000	20,441
0.1% 8/15/16	JPY	4,890,000	40,001
0.5% 12/20/15	JPY	1,375,000	11,261
0.9% 6/20/22	JPY	5,202,800	44,529
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Japan Government: - continued
1.5% 12/20/44	JPY	2,215,000	$ 18,300
1.9% 9/20/30	JPY	7,735,000	72,761
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,407
3% 6/30/25		8,712	8,703
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	5,200
Lebanese Republic:
4% 12/31/17		7,768	7,709
5.45% 11/28/19		1,910	1,922
Moroccan Kingdom:
4.25% 12/11/22 (g)		2,660	2,713
5.5% 12/11/42 (g)		960	972
New Zealand Government 6% 5/15/21	NZD	8,000	6,254
Panamanian Republic:
6.7% 1/26/36		1,175	1,451
8.875% 9/30/27		1,875	2,653
9.375% 4/1/29		1,570	2,324
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
8.75% 11/21/33		1,055	1,593
Philippine Republic:
7.75% 1/14/31		2,290	3,303
9.5% 2/2/30		2,980	4,824
10.625% 3/16/25		1,695	2,706
Plurinational State of Bolivia 5.95% 8/22/23 (g)		2,560	2,714
Provincia de Cordoba 12.375% 8/17/17 (g)		6,605	6,737
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,400	1,398
Republic of Armenia:
6% 9/30/20 (g)		5,271	5,149
7.15% 3/26/25 (g)		3,080	3,049
Republic of Iceland 5.875% 5/11/22 (g)		2,950	3,331
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,420	9,234
Republic of Nigeria 5.125% 7/12/18 (g)		2,475	2,484
Republic of Serbia:
5.25% 11/21/17 (g)		1,375	1,421
5.875% 12/3/18 (g)		3,975	4,179
6.75% 11/1/24 (g)		8,150	8,284
7.25% 9/28/21 (g)		2,500	2,800
Republic of Singapore 3.25% 9/1/20	SGD	25,500	20,050
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Romanian Republic:
4.375% 8/22/23 (g)		$ 2,300	$ 2,357
6.125% 1/22/44 (g)		3,886	4,360
Russian Federation:
4.875% 9/16/23 (g)		3,720	3,679
5% 4/29/20 (g)		2,125	2,181
5.625% 4/4/42 (g)		3,000	2,820
5.875% 9/16/43 (g)		6,400	6,165
7.5% 3/31/30 (Reg. S)		4,134	4,843
12.75% 6/24/28 (Reg. S)		19,505	30,542
South African Republic 5.875% 9/16/25		1,355	1,501
Spanish Kingdom:
1.4% 1/31/20	EUR	7,000	7,901
2.15% 10/31/25(Reg. S) (g)	EUR	2,500	2,735
2.75% 10/31/24 (Reg. S)	EUR	13,450	15,591
5.15% 10/31/44	EUR	2,700	4,020
Sweden Kingdom 3.5% 6/1/22	SEK	135,350	19,471
Switzerland Confederation:
1.5% 7/24/25	CHF	12,300	14,896
4.25% 6/5/17	CHF	12,350	14,546
Turkish Republic:
4.875% 4/16/43		2,135	1,943
5.125% 3/25/22		1,195	1,252
5.625% 3/30/21		4,015	4,328
6.25% 9/26/22		2,890	3,215
6.75% 4/3/18		5,480	6,043
6.75% 5/30/40		3,520	4,048
6.875% 3/17/36		3,790	4,396
7% 3/11/19		3,695	4,153
7.25% 3/5/38		2,605	3,154
7.375% 2/5/25		3,835	4,602
7.5% 11/7/19		6,405	7,385
8% 2/14/34		2,075	2,676
11.875% 1/15/30		3,915	6,584
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		2,640	1,287
Ukraine Government:
7.8% 11/28/22 (g)		4,680	2,410
7.95% 2/23/21 (g)		1,065	554
9.25% 7/24/17 (g)		5,325	2,561
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Kingdom, Great Britain and Northern Ireland:
2% 7/22/20 (Reg. S)	GBP	2,950	$ 4,745
2% 9/7/25(Reg. S)	GBP	6,450	10,003
3.5% 7/22/68	GBP	7,805	15,371
United Mexican States:
4.6% 1/23/46		2,320	2,146
4.75% 3/8/44		3,876	3,682
5.55% 1/21/45		2,180	2,319
6.05% 1/11/40		4,180	4,744
6.5% 6/10/21	MXN	30,745	2,037
6.75% 9/27/34		2,645	3,319
7.5% 4/8/33		1,450	1,950
8.3% 8/15/31		830	1,222
United Republic of Tanzania 6.3971% 3/9/20 (l)		625	632
Uruguay Republic 7.875% 1/15/33 pay-in-kind		4,790	6,431
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	976
5.75% 2/26/16 (Reg S.)		27,560	22,771
9% 5/7/23 (Reg. S)		1,600	620
9.25% 9/15/27		4,275	1,806
9.25% 5/7/28 (Reg. S)		2,705	1,035
11.75% 10/21/26 (Reg. S)		5,785	2,488
11.95% 8/5/31 (Reg. S)		12,535	5,359
12.75% 8/23/22		4,210	1,947
Vietnamese Socialist Republic:
1.2139% 3/12/16 (l)		1,124	1,108
4% 3/12/28 (f)		13,842	13,496
4.8% 11/19/24 (g)		590	590
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,552,806)			1,536,096
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,477)	INR	95,000	1,489
Common Stocks - 5.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.2%
Delphi Automotive PLC	73,500	$ 6,254
Exide Technologies (a)	3,795	0
Exide Technologies (a)	12,651	0
Remy International, Inc.	122,400	2,706
Tenneco, Inc. (a)	117,300	6,738
		15,698
Automobiles - 0.1%
General Motors Co.	4,305	143
General Motors Co.:
warrants 7/10/16 (a)	144,757	3,441
warrants 7/10/19 (a)	144,757	2,323
		5,907
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	477
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	6,500	3,932
Extended Stay America, Inc. unit	534,200	10,027
Fiesta Restaurant Group, Inc. (a)	97,500	4,875
Station Holdco LLC (a)(r)(t)	4,989,172	16,265
Station Holdco LLC (a)(s)(t)	37,963	124
Station Holdco LLC:
unit (a)(s)(t)	57,186	31
warrants 6/15/18 (a)(r)(t)	198,954	107
		35,361
Household Durables - 0.5%
Harman International Industries, Inc.	84,800	10,086
Lennar Corp. Class A	210,400	10,739
Standard Pacific Corp. (a)	777,500	6,928
Taylor Morrison Home Corp. (a)	323,500	6,586
Whirlpool Corp.	53,400	9,241
		43,580
Media - 0.3%
AMC Networks, Inc. Class A (a)	133,400	10,919
Naspers Ltd. Class N	73,600	11,464
Sinclair Broadcast Group, Inc. Class A	387,900	10,826
		33,209
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,210,500	10,483
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)	67,000	$ 4,822
Michael Kors Holdings Ltd. (a)	9,100	383
		5,205
TOTAL CONSUMER DISCRETIONARY		149,920
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	142,776	128
The Hain Celestial Group, Inc. (a)	191,200	12,592
		12,720
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. (a)	108,700	2,232
Ocean Rig UDW, Inc. (United States)	304,100	1,560
		3,792
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP	220,000	2,464
TOTAL ENERGY		6,256
FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	36,934	711
Penson Worldwide, Inc. Class A (a)	3,883,237	0
		711
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	148,500	6,818
TOTAL FINANCIALS		7,529
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Biogen, Inc. (a)	37,700	15,229
Celgene Corp. (a)	97,100	11,238
Gilead Sciences, Inc.	121,400	14,214
		40,681
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. (a)	121,600	7,657
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	149,300	$ 13,544
Rotech Healthcare, Inc. (a)	68,276	2,653
		23,854
Pharmaceuticals - 0.3%
Allergan PLC (a)	58,800	17,843
Valeant Pharmaceuticals International (Canada) (a)	65,500	14,530
		32,373
TOTAL HEALTH CARE		96,908
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	1,430	0
warrants 8/17/24	800	0
Airlines - 0.2%
Air Canada (a)	806,200	8,527
American Airlines Group, Inc.	224,600	8,969
		17,496
Building Products - 0.0%
Nortek, Inc. (a)	7,154	595
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(t)	9,383,257	1,126
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		2
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	123,200	4,176
HD Supply Holdings, Inc. (a)	281,900	9,917
Penhall Acquisition Co.:
Class A (a)	6,088	494
Class B (a)	2,029	165
United Rentals, Inc. (a)	156,200	13,686
		28,438
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(g)	406,682	5,853
TOTAL INDUSTRIALS		53,510
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
CDW Corp.	455,500	$ 15,615
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	245,200	20,173
Baidu.com, Inc. sponsored ADR (a)	27,100	5,395
Facebook, Inc. Class A (a)	78,700	6,750
Google, Inc. Class A (a)	9,300	5,022
		37,340
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	46,000	6,115
Cypress Semiconductor Corp.	5,171	61
Freescale Semiconductor, Inc. (a)	419,200	16,755
MagnaChip Semiconductor Corp. (a)	49,030	379
NXP Semiconductors NV (a)	52,100	5,116
Qorvo, Inc. (a)	255,027	20,471
Skyworks Solutions, Inc.	210,900	21,955
		70,852
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	81,200	10,185
TOTAL INFORMATION TECHNOLOGY		133,992
MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	122,400	12,671
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	210,588	12,677
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	411
Mirabela Nickel Ltd. (a)	2,473,165	219
		630
TOTAL MATERIALS		25,978
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc.	243,770	3,951
T-Mobile U.S., Inc. (a)	272,900	10,580
		14,531
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	$ 241
TOTAL COMMON STOCKS (Cost $464,484)		501,585
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	467
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	8,700	9,070
TOTAL CONVERTIBLE PREFERRED STOCKS		9,537
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	218,984	5,687
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	12,855	12,990
TOTAL FINANCIALS		18,677
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	1,550,603	1,551
Class C 19.50% (t)	391,660	392
		1,943
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,620
TOTAL PREFERRED STOCKS (Cost $20,917)		30,157
Bank Loan Obligations - 1.9%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (l)		$ 2,543	$ 2,581
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)		1,575	1,575
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)		8,157	8,158
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,598	2,576
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (l)		396	396
			12,705
Media - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	8	6
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	5	4
			10
TOTAL CONSUMER DISCRETIONARY			15,296
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,865	2,865
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,409	7,409
TOTAL CONSUMER STAPLES			10,274
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (l)		200	174
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		3,174	3,170
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)		16,650	12,737
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (l)		1,015	409
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)		$ 1,436	$ 1,249
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (l)		74	65
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (l)		1,756	1,769
			19,399
TOTAL ENERGY			19,573
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		261	258
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		43	41
Tranche B, term loan 19.5% 1/31/16		142	133
			174
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)		12,389	12,373
TOTAL HEALTH CARE			12,547
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,747
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)		2,313	2,282
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)		6,935	7,152
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (l)		$ 450	$ 451
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (l)		408	407
			8,010
TOTAL INFORMATION TECHNOLOGY			10,292
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)		3,937	3,922
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (l)		2,109	1,909
TOTAL MATERIALS			5,831
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)		7,067	7,120
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (l)		4,304	4,250
			11,370
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (l)		2,256	2,121
Tranche D-2, term loan 3.7754% 3/31/19 (l)		1,129	1,061
			3,182
TOTAL TELECOMMUNICATION SERVICES			14,552
UTILITIES - 0.9%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)		1,767	1,753
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)		$ 80,131	$ 80,097
TOTAL UTILITIES			81,850
TOTAL BANK LOAN OBLIGATIONS (Cost $175,920)			172,220
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)		3,489	3,420
Goldman Sachs 1.25% 12/14/19 (l)		3,197	3,134
Mizuho 1.25% 12/14/19 (l)		2,285	2,239
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,251)			8,793
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $548,981)	5,338,240	561,796
Preferred Securities - 3.1%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacao e Participacoes SA 6.25% (f)(g)(h)		$ 10,476	10,592
NBCUniversal Enterprise, Inc. 5.25% (g)(h)		7,335	7,815
			18,407
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		5,650	5,694
FINANCIALS - 2.7%
Banks - 2.2%
Banco Do Brasil SA 9% (g)(h)(l)		2,470	2,236
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
5.125% (h)(l)		$ 10,690	$ 10,494
5.2% (h)(l)		23,520	22,591
6.25% (h)(l)		7,170	7,282
8% (h)(l)		3,065	3,337
8.125% (h)(l)		2,245	2,406
Barclays Bank PLC 7.625% 11/21/22		17,490	20,066
Citigroup, Inc.:
5.8% (h)(l)		8,960	9,049
5.9% (h)(l)		13,975	14,075
5.95% (h)(l)		25,260	25,512
6.3% (h)(l)		2,145	2,111
JPMorgan Chase & Co.:
5% (h)(l)		12,930	12,978
5.3% (h)(l)		6,510	6,528
6% (h)(l)		23,845	24,259
6.125% (h)(l)		5,990	6,077
6.75% (h)(l)		3,295	3,613
Wells Fargo & Co.:
5.875% (h)(l)		8,875	9,109
5.9% (h)(l)		20,195	20,323
7.98% (h)(l)		2,035	2,253
			204,299
Capital Markets - 0.3%
Bank of Scotland 7.281% (h)(l)	GBP	2,450	4,548
Goldman Sachs Group, Inc. 5.7% (h)(l)		12,639	12,786
Morgan Stanley 5.55% (h)(l)		6,545	6,601
			23,935
Consumer Finance - 0.2%
American Express Co.:
4.9% (h)(l)		8,750	8,618
5.2% (h)(l)		7,825	7,819
			16,437
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (g)(h)		2,595	2,155
8.625% (Reg. S) (h)		380	316
			2,471
Preferred Securities - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Insurance - 0.0%
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (h)(l)	EUR	4,200	$ 4,316
TOTAL FINANCIALS			251,458
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (g)(h)		14,320	11,362
7.5% (Reg. S) (h)		250	198
			11,560
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)		6,625	4,449
TOTAL PREFERRED SECURITIES (Cost $295,343)			291,568
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $208,021)	208,021,395	208,021
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,134,633)		9,244,336
NET OTHER ASSETS (LIABILITIES) - 0.9%		85,010
NET ASSETS - 100%		$ 9,329,346
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
278 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	$ 35,076	$ (257)
280 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	61,303	60
259 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	30,888	2
319 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	49,146	(1,625)
TOTAL TREASURY CONTRACTS		$ 176,413	$ (1,820)

The face value of futures purchased as a percentage of net assets is 1.9%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH	Sep. 2017	$ 7,300	3-month LIBOR	1.5%	$ (18)	$ 0	$ (18)
LCH	Sep. 2020	4,200	3-month LIBOR	2.25%	(33)	0	(33)
LCH	Sep. 2025	3,200	3-month LIBOR	2.75%	(35)	0	(35)
LCH	Sep. 2045	8,600	3-month LIBOR	3%	(49)	0	(49)
TOTAL INTEREST RATE SWAPS					$ (135)	$ 0	$ (135)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
COP	-	Colombian peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,912,298,000 or 20.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,157,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,623,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,933,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 4/1/13	$ 5,173
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,887
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 392
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 181
Fidelity Floating Rate Central Fund	12,108
Total	$ 12,289
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,013	$ 192,938	$ -	$ 561,796	33.2%
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,920	$ 132,916	$ 477	$ 16,527
Consumer Staples	13,187	12,592	128	467
Energy	6,256	6,256	-	-
Financials	26,206	13,216	12,990	-
Health Care	105,978	103,325	-	2,653
Industrials	55,453	45,870	-	9,583
Information Technology	133,992	133,992	-	-
Materials	25,978	25,567	-	411
Telecommunication Services	14,531	10,580	-	3,951
Utilities	241	241	-	-
Corporate Bonds	4,016,974	-	4,016,941	33
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,436,680	$ -	$ 1,436,680	$ -
U.S. Government Agency - Mortgage Securities	100,754	-	100,754	-
Collateralized Mortgage Obligations	237,024	-	237,024	-
Commercial Mortgage Securities	141,179	-	141,179	-
Foreign Government and Government Agency Obligations	1,536,096	-	1,528,341	7,755
Supranational Obligations	1,489	-	1,489	-
Bank Loan Obligations	172,220	-	170,717	1,503
Sovereign Loan Participations	8,793	-	-	8,793
Fixed-Income Funds	561,796	561,796	-	-
Preferred Securities	291,568	-	291,568	-
Money Market Funds	208,021	208,021	-	-
Total Investments in Securities:	$ 9,244,336	$ 1,254,372	$ 7,938,288	$ 51,676
Derivative Instruments:
Assets
Futures Contracts	$ 62	$ 62	$ -	$ -
Liabilities
Futures Contracts	$ (1,882)	$ (1,882)	$ -	$ -
Swaps	(135)	-	(135)	-
Total Liabilities	$ (2,017)	$ (1,882)	$ (135)	$ -
Total Derivative Instruments:	$ (1,955)	$ (1,820)	$ (135)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 95,054
Net Realized Gain (Loss) on Investment Securities	(3,838)
Net Unrealized Gain (Loss) on Investment Securities	5,602
Cost of Purchases	7,340
Proceeds of Sales	(4,586)
Amortization/Accretion	144
Transfers into Level 3	-
Transfers out of Level 3	(48,040)
Ending Balance	$ 51,676
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 1,880

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 62	$ (1,882)
Swaps (b)	-	(135)
Total Value of Derivatives	$ 62	$ (2,017)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.9%
Canada	2.6%
Japan	2.6%
Netherlands	2.6%
Germany	2.4%
Luxembourg	2.3%
United Kingdom	2.2%
Ireland	1.6%
Argentina	1.4%
Bermuda	1.3%
Mexico	1.1%
Italy	1.0%
France	1.0%
Others (Individually Less Than 1%)	13.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,377,631)	$ 8,474,519
Fidelity Central Funds (cost $757,002)	769,817
Total Investments (cost $9,134,633)		$ 9,244,336
Receivable for investments sold		84,844
Receivable for fund shares sold		8,638
Dividends receivable		225
Interest receivable		92,361
Distributions receivable from Fidelity Central Funds		2,360
Receivable for daily variation margin for derivative instruments		14
Other receivables		17
Total assets		9,432,795

Liabilities
Payable for investments purchased
Regular delivery	$ 66,974
Delayed delivery	10,060
Payable for fund shares redeemed	16,426
Distributions payable	1,662
Accrued management fee	4,382
Distribution and service plan fees payable	2,421
Other affiliated payables	1,394
Other payables and accrued expenses	130
Total liabilities		103,449

Net Assets		$ 9,329,346
Net Assets consist of:
Paid in capital		$ 9,277,978
Undistributed net investment income		21,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,540)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,725
Net Assets		$ 9,329,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,710,166 ÷ 312,046 shares)	$ 11.89

Maximum offering price per share (100/96.00 of $11.89)	$ 12.39
Class T:
Net Asset Value and redemption price per share ($1,129,972 ÷ 95,089 shares)	$ 11.88

Maximum offering price per share (100/96.00 of $11.88)	$ 12.38
Class B:
Net Asset Value and offering price per share ($82,595 ÷ 6,923 shares)A	$ 11.93

Class C:
Net Asset Value and offering price per share ($1,597,338 ÷ 134,697 shares)A	$ 11.86

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,809,275 ÷ 233,122 shares)	$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,685
Interest		189,141
Income from Fidelity Central Funds		12,289
Total income		213,115

Expenses
Management fee	$ 26,486
Transfer agent fees	7,549
Distribution and service plan fees	14,788
Accounting and security lending fees	775
Custodian fees and expenses	135
Independent trustees' compensation	19
Registration fees	159
Audit	63
Legal	196
Miscellaneous	44
Total expenses before reductions	50,214
Expense reductions	(9)	50,205
Net investment income (loss)		162,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(54,601)
Foreign currency transactions	(637)
Futures contracts	2,473
Swaps	383
Total net realized gain (loss)		(52,382)
Change in net unrealized appreciation (depreciation) on: Investment securities	23,382
Assets and liabilities in foreign currencies	393
Futures contracts	(4,238)
Swaps	(234)
Total change in net unrealized appreciation (depreciation)		19,303
Net gain (loss)		(33,079)
Net increase (decrease) in net assets resulting from operations		$ 129,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 162,910	$ 315,429
Net realized gain (loss)	(52,382)	153,839
Change in net unrealized appreciation (depreciation)	19,303	(151,707)
Net increase (decrease) in net assets resulting from operations	129,831	317,561
Distributions to shareholders from net investment income	(151,610)	(312,786)
Distributions to shareholders from net realized gain	(5,484)	(146,168)
Total distributions	(157,094)	(458,954)
Share transactions - net increase (decrease)	(61,760)	6,261
Total increase (decrease) in net assets	(89,023)	(135,132)

Net Assets
Beginning of period	9,418,369	9,553,501
End of period (including undistributed net investment income of $21,183 and undistributed net investment income of $9,883, respectively)	$ 9,329,346	$ 9,418,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Income from Investment Operations
Net investment income (loss) E	.211	.422	.449	.479	.536	.622
Net realized and unrealized gain (loss)	(.037)	.005	(.441)	.776	.009	.500
Total from investment operations	.174	.427	.008	1.255	.545	1.122
Distributions from net investment income	(.197)	(.419)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.204)	(.607)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.89	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38
Total ReturnB, C, D	1.45%	3.52%	.08%	10.57%	4.47%	9.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	.99%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	1.00%A	.99%	.98%	.98%	.99%	.99%
Expenses net of all reductions	1.00%A	.99%	.98%	.98%	.99%	.99%
Net investment income (loss)	3.54%A	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 3,710	$ 3,794	$ 4,205	$ 5,582	$ 4,746	$ 4,169
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Income from Investment Operations
Net investment income (loss) E	.211	.422	.449	.479	.536	.621
Net realized and unrealized gain (loss)	(.047)	.006	(.431)	.766	.009	.511
Total from investment operations	.164	.428	.018	1.245	.545	1.132
Distributions from net investment income	(.197)	(.420)	(.431)	(.442)	(.572)	(.582)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.204)	(.608)	(.598)	(.635)	(.855)	(.872)
Net asset value, end of period	$ 11.88	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38
Total ReturnB, C, D	1.37%	3.52%	.17%	10.49%	4.48%	9.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	.99%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	1.00%A	.99%	.98%	.98%	.98%	.99%
Expenses net of all reductions	1.00%A	.99%	.98%	.98%	.98%	.99%
Net investment income (loss)	3.55%A	3.42%	3.61%	3.83%	4.29%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 1,130	$ 1,179	$ 1,265	$ 1,554	$ 1,471	$ 1,571
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Income from Investment Operations
Net investment income (loss) E	.171	.338	.362	.391	.449	.535
Net realized and unrealized gain (loss)	(.038)	.004	(.432)	.765	.007	.509
Total from investment operations	.133	.342	(.070)	1.156	.456	1.044
Distributions from net investment income	(.156)	(.334)	(.343)	(.353)	(.483)	(.494)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.163)	(.522)	(.510)	(.546)	(.766)	(.784)
Net asset value, end of period	$ 11.93	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42
Total ReturnB, C, D	1.11%	2.80%	(.54)%	9.67%	3.72%	8.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of fee waivers, if any	1.69%A	1.68%	1.69%	1.69%	1.69%	1.70%
Expenses net of all reductions	1.69%A	1.68%	1.69%	1.69%	1.69%	1.70%
Net investment income (loss)	2.85%A	2.73%	2.90%	3.12%	3.59%	4.30%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 100	$ 137	$ 204	$ 244	$ 307
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Income from Investment Operations
Net investment income (loss) E	.166	.329	.355	.384	.441	.528
Net realized and unrealized gain (loss)	(.037)	.007	(.440)	.767	.010	.512
Total from investment operations	.129	.336	(.085)	1.151	.451	1.040
Distributions from net investment income	(.152)	(.328)	(.338)	(.348)	(.478)	(.490)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.159)	(.516)	(.505)	(.541)	(.761)	(.780)
Net asset value, end of period	$ 11.86	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36
Total ReturnB, C, D	1.07%	2.76%	(.66)%	9.68%	3.71%	8.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%A	1.73%	1.73%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.75%A	1.73%	1.73%	1.73%	1.74%	1.74%
Net investment income (loss)	2.79%A	2.67%	2.86%	3.08%	3.54%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,597	$ 1,664	$ 1,767	$ 2,238	$ 1,824	$ 1,609
Portfolio turnover rate G	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Income from Investment Operations
Net investment income (loss) D	.228	.455	.484	.514	.570	.657
Net realized and unrealized gain (loss)	(.048)	.012	(.437)	.779	.003	.514
Total from investment operations	.180	.467	.047	1.293	.573	1.171
Distributions from net investment income	(.213)	(.449)	(.460)	(.470)	(.600)	(.611)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)	(.290)
Total distributions	(.220)	(.637)	(.627)	(.663)	(.883)	(.901)
Net asset value, end of period	$ 12.05	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52
Total ReturnB, C	1.48%	3.80%	.39%	10.78%	4.66%	9.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.77%A	.76%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.77%A	.76%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.77%A	.76%	.75%	.75%	.76%	.76%
Net investment income (loss)	3.77%A	3.65%	3.84%	4.07%	4.52%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 2,809	$ 2,682	$ 2,179	$ 2,759	$ 1,812	$ 1,481
Portfolio turnover rate F	111% A	121%	135%	126%	221%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

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business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 406,611
Gross unrealized depreciation	(276,776)
Net unrealized appreciation (depreciation) on securities	$ 129,835

Tax cost	$ 9,114,501

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2,473	$ (4,238)
Purchased Options	(768)	768
Swaps	383	(234)
Totals (a)	$ 2,088	$ (3,704)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

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4. Derivative Instruments - continued

Futures Contracts - continued

representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,471,617 and $4,042,786, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,730	$ 86
Class T	-%	.25%	1,453	27
Class B	.65%	.25%	413	300
Class C	.75%	.25%	8,192	861
			$ 14,788	$ 1,274

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 121
Class T	25
Class B*	36
Class C*	51
$ 233

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 2,914.16
Class T	877.15
Class B	86.19
Class C	1,218.15
Institutional Class	2,454.18
	$ 7,549

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 61,974	$ 137,510
Class T	19,063	41,939
Class B	1,193	3,240
Class C	20,744	45,973
Institutional Class	48,636	84,124
Total	$ 151,610	$ 312,786

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ 2,214	$ 59,022
Class T	683	18,268
Class B	56	1,556
Class C	968	25,946
Institutional Class	1,563	41,376
Total	$ 5,484	$ 146,168

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	27,799	62,939	$ 333,815	$ 776,718
Reinvestment of distributions	5,117	15,104	61,541	184,389
Shares redeemed	(39,051)	(107,328)	(468,972)	(1,322,245)
Net increase (decrease)	(6,135)	(29,285)	$ (73,616)	$ (361,138)
Class T
Shares sold	5,408	13,996	$ 64,939	$ 172,575
Reinvestment of distributions	1,573	4,668	18,910	56,953
Shares redeemed	(10,787)	(24,319)	(129,551)	(299,446)
Net increase (decrease)	(3,806)	(5,655)	$ (45,702)	$ (69,918)
Class B
Shares sold	65	215	$ 657	$ 2,679
Reinvestment of distributions	90	334	1,081	4,082
Shares redeemed	(1,604)	(3,487)	(19,196)	(43,142)
Net increase (decrease)	(1,449)	(2,938)	$ (17,458)	$ (36,381)
Class C
Shares sold	8,851	18,934	$ 105,681	$ 233,057
Reinvestment of distributions	1,565	4,992	18,775	60,641
Shares redeemed	(15,626)	(30,358)	(186,739)	(372,456)
Net increase (decrease)	(5,210)	(6,432)	$ (62,283)	$ (78,758)
Institutional Class
Shares sold	38,378	94,676	$ 467,094	$ 1,183,458
Reinvestment of distributions	3,700	8,622	45,091	106,429
Shares redeemed	(30,835)	(59,177)	(374,886)	(737,431)
Net increase (decrease)	11,243	44,121	$ 137,299	$ 552,456

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12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re:  ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $31,803 as of period end. The Fund will also incur legal costs in defending the case.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

14. Litigation - continued

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps.  At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-USAN-0815
1.787775.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2015